Document and Entity Information	12 Months Ended
Jul. 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Feb 28, 2013
Registrant Name	T. Rowe Price State Tax-Free Income Trust
Central Index Key	0000795384
Amendment Flag	false
Document Creation Date	Jun 27, 2013
Document Effective Date	Jul 1, 2013
Prospectus Date	Jul 1, 2013

Georgia Tax-Free Bond Fund
T. Rowe Price Georgia Tax-Free Bond Fund SUMMARY
Investment Objective
The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Georgia state income taxes by investing primarily in investment-grade Georgia municipal bonds.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Georgia Tax-Free Bond Fund
Maximum sales charge (load) imposed on purchases		none
Maximum deferred sales charge (load)		none
Redemption fee		none
Maximum account fee	[1]	20
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Georgia Tax-Free Bond Fund
Management fees	0.40%
Distribution and service (12b-1) fees	none
Other expenses	0.13%
Total annual fund operating expenses	0.53%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Georgia Tax-Free Bond Fund	54	170	296	665

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 5.4% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund will invest so that, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) are invested in bonds that pay interest exempt from federal and Georgia state income taxes, and at least 80% of the fund’s income is expected to be exempt from federal and Georgia state income taxes. While the fund may buy securities of any maturity, the fund’s weighted average maturity is expected to normally exceed 10 years. Most investments are in investment-grade securities, which are securities rated within one of the four highest credit categories (AAA, AA, A, or BBB, or an equivalent rating) by at least one major credit rating agency or, if unrated, deemed to be of comparable quality by T. Rowe Price. However, the fund may invest up to 10% of its total assets in noninvestment-grade securities, known as “junk” bonds in the taxable bond markets, including those with the lowest credit rating. In addition, up to 20% of the fund’s income could be derived from securities subject to the alternative minimum tax.

Investment decisions for the fund reflect the portfolio manager’s outlook for interest rates and the economy, as well as the prices, yields, and credit quality of various securities. This approach is designed to help the portfolio manager capture appreciation opportunities when rates are falling and reduce the impact of falling bond prices when rates are rising. For example, if interest rates are expected to fall, the fund may purchase longer-term securities in an attempt to seek higher yields and/or capital appreciation. Conversely, if interest rates are expected to rise, the fund may seek securities with shorter maturities. And if our economic outlook is positive or if valuations for lower-quality bonds are attractive, the portfolio manager may favor noninvestment-grade bonds to the extent permitted by the fund.

The fund may invest a significant portion of assets in securities that are not general obligations of the state. These may be issued by local governments or public authorities and are rated according to their particular creditworthiness, which may vary from the state’s general obligation securities. From time to time, the fund may invest a significant portion of its assets in sectors with special risks, such as health care, transportation, utilities, or private activity bonds.

The fund may also invest in obligations of the commonwealth of Puerto Rico and its public corporations (as well as the U.S. territories of Guam and the Virgin Islands) whose interest is exempt from federal and Georgia state income taxes. These securities may generally be purchased when they offer a comparably attractive combination of risk and return.

Due to seasonal variations in the supply of suitable Georgia municipal securities, the fund may invest in other municipal securities whose interest is exempt from federal but not Georgia income taxes. While efforts will be made to minimize such investments, they could comprise up to 10% of the fund’s annual income.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality, or to shift assets into and out of higher-yielding securities.

The fund is “nondiversified,” meaning it may invest a greater portion of its assets in fewer issuers than is permissible for a “diversified” fund.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Market risk This is the risk that the value of securities owned by the fund may go up or down, sometimes rapidly or unexpectedly, due to factors affecting securities markets generally or particular industries.

Credit risk This is the risk that an issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. Economic downturns often result in reduced levels of taxes collected and revenues earned for municipalities and a municipal government’s pension or health care related obligations to its employees may exceed its available assets or income. This, in turn, lessens the financial strength of a municipality and increases the credit risk of the securities it issues. The fund’s exposure to credit risk is increased to the extent the fund invests in noninvestment-grade bonds (“junk” bonds). Junk bonds should be considered speculative as they carry greater risk of default and erratic price swings due to adverse changes in the credit quality of the issuer.

Interest rate risk This is the risk that a rise in interest rates will cause the price of a fixed rate debt security to fall. Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk.

Municipal securities risk The fund will be highly impacted by events tied to the overall municipal securities markets, which can be very volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers and the economy. Income from municipal securities held by the fund could be declared taxable because of changes in tax laws or interpretations by taxing authorities, or noncompliant conduct of a municipal security issuer. In addition, a portion of the fund’s otherwise tax-exempt dividends may be taxable to those shareholders subject to the alternative minimum tax. Any fund investments in obligations of Puerto Rico or U.S. territories involve additional credit and tax risks.

Certain sectors of the municipal bond market have special risks that can impact such sectors more significantly than the market as a whole. For example, health care can be hurt by rising expenses and dependency on third party reimbursements, transportation can be impacted by declining revenues or unexpectedly high construction costs, utilities are subject to governmental rate regulation, and private activity bonds rely on project revenues and the creditworthiness of the corporate user as opposed to governmental support.

State-specific risk This refers to the risk that developments in Georgia will adversely affect the securities held by the fund. Because the fund invests primarily in securities issued by Georgia and its municipalities, it is more vulnerable to unfavorable developments in Georgia than are funds that invest in municipal securities of many states. Adverse developments in an economic sector may have far-reaching impacts on the overall Georgia municipal securities market. A bond default or credit rating downgrade, or even negative perceptions of the ability to make timely bond payments, involving only a small number of Georgia municipal securities issuers could affect the market values and marketability of all Georgia municipal securities.

As of May 1, 2013, the state of Georgia’s general obligation bonds were rated Aaa by Moody’s and AAA by Standard & Poor’s (S&P) and Fitch. Each rating agency has assigned a stable outlook for the state.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price. The secondary market for certain municipal bonds tends to be less developed and liquid than many other securities markets, which may adversely affect the fund’s ability to sell such municipal bonds at attractive prices.

Nondiversification risk As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a comparable diversified fund.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Georgia Tax-Free Bond Fund Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	9/30/09	6.97%
Worst Quarter	12/31/10	-5.03%
The fund’s return for the three months ended 3/31/13 was 0.36%.
In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2012
Average Annual Total Returns	1 Year	5 Years	10 Years
Georgia Tax-Free Bond Fund	7.55%	5.42%	4.56%
Georgia Tax-Free Bond Fund Returns after taxes on distributions	7.55%	5.42%	4.56%
Georgia Tax-Free Bond Fund Returns after taxes on distributions and sale of fund shares	6.11%	5.21%	4.49%
Georgia Tax-Free Bond Fund Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	6.78%	5.91%	5.10%
Georgia Tax-Free Bond Fund Lipper Georgia Municipal Debt Funds Average	7.45%	4.69%	4.19%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price State Tax-Free Income Trust
Prospectus Date	rr_ProspectusDate	Jul 1, 2013
Georgia Tax-Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Georgia Tax-Free Bond Fund SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Georgia state income taxes by investing primarily in investment-grade Georgia municipal bonds.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 5.4% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.40%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund will invest so that, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) are invested in bonds that pay interest exempt from federal and Georgia state income taxes, and at least 80% of the fund’s income is expected to be exempt from federal and Georgia state income taxes. While the fund may buy securities of any maturity, the fund’s weighted average maturity is expected to normally exceed 10 years. Most investments are in investment-grade securities, which are securities rated within one of the four highest credit categories (AAA, AA, A, or BBB, or an equivalent rating) by at least one major credit rating agency or, if unrated, deemed to be of comparable quality by T. Rowe Price. However, the fund may invest up to 10% of its total assets in noninvestment-grade securities, known as “junk” bonds in the taxable bond markets, including those with the lowest credit rating. In addition, up to 20% of the fund’s income could be derived from securities subject to the alternative minimum tax.

Investment decisions for the fund reflect the portfolio manager’s outlook for interest rates and the economy, as well as the prices, yields, and credit quality of various securities. This approach is designed to help the portfolio manager capture appreciation opportunities when rates are falling and reduce the impact of falling bond prices when rates are rising. For example, if interest rates are expected to fall, the fund may purchase longer-term securities in an attempt to seek higher yields and/or capital appreciation. Conversely, if interest rates are expected to rise, the fund may seek securities with shorter maturities. And if our economic outlook is positive or if valuations for lower-quality bonds are attractive, the portfolio manager may favor noninvestment-grade bonds to the extent permitted by the fund.

The fund may invest a significant portion of assets in securities that are not general obligations of the state. These may be issued by local governments or public authorities and are rated according to their particular creditworthiness, which may vary from the state’s general obligation securities. From time to time, the fund may invest a significant portion of its assets in sectors with special risks, such as health care, transportation, utilities, or private activity bonds.

The fund may also invest in obligations of the commonwealth of Puerto Rico and its public corporations (as well as the U.S. territories of Guam and the Virgin Islands) whose interest is exempt from federal and Georgia state income taxes. These securities may generally be purchased when they offer a comparably attractive combination of risk and return.

Due to seasonal variations in the supply of suitable Georgia municipal securities, the fund may invest in other municipal securities whose interest is exempt from federal but not Georgia income taxes. While efforts will be made to minimize such investments, they could comprise up to 10% of the fund’s annual income.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality, or to shift assets into and out of higher-yielding securities.

		The fund is “nondiversified,” meaning it may invest a greater portion of its assets in fewer issuers than is permissible for a “diversified” fund.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Market risk This is the risk that the value of securities owned by the fund may go up or down, sometimes rapidly or unexpectedly, due to factors affecting securities markets generally or particular industries.

Credit risk This is the risk that an issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. Economic downturns often result in reduced levels of taxes collected and revenues earned for municipalities and a municipal government’s pension or health care related obligations to its employees may exceed its available assets or income. This, in turn, lessens the financial strength of a municipality and increases the credit risk of the securities it issues. The fund’s exposure to credit risk is increased to the extent the fund invests in noninvestment-grade bonds (“junk” bonds). Junk bonds should be considered speculative as they carry greater risk of default and erratic price swings due to adverse changes in the credit quality of the issuer.

Interest rate risk This is the risk that a rise in interest rates will cause the price of a fixed rate debt security to fall. Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk.

Municipal securities risk The fund will be highly impacted by events tied to the overall municipal securities markets, which can be very volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers and the economy. Income from municipal securities held by the fund could be declared taxable because of changes in tax laws or interpretations by taxing authorities, or noncompliant conduct of a municipal security issuer. In addition, a portion of the fund’s otherwise tax-exempt dividends may be taxable to those shareholders subject to the alternative minimum tax. Any fund investments in obligations of Puerto Rico or U.S. territories involve additional credit and tax risks.

Certain sectors of the municipal bond market have special risks that can impact such sectors more significantly than the market as a whole. For example, health care can be hurt by rising expenses and dependency on third party reimbursements, transportation can be impacted by declining revenues or unexpectedly high construction costs, utilities are subject to governmental rate regulation, and private activity bonds rely on project revenues and the creditworthiness of the corporate user as opposed to governmental support.

State-specific risk This refers to the risk that developments in Georgia will adversely affect the securities held by the fund. Because the fund invests primarily in securities issued by Georgia and its municipalities, it is more vulnerable to unfavorable developments in Georgia than are funds that invest in municipal securities of many states. Adverse developments in an economic sector may have far-reaching impacts on the overall Georgia municipal securities market. A bond default or credit rating downgrade, or even negative perceptions of the ability to make timely bond payments, involving only a small number of Georgia municipal securities issuers could affect the market values and marketability of all Georgia municipal securities.

As of May 1, 2013, the state of Georgia’s general obligation bonds were rated Aaa by Moody’s and AAA by Standard & Poor’s (S&P) and Fitch. Each rating agency has assigned a stable outlook for the state.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price. The secondary market for certain municipal bonds tends to be less developed and liquid than many other securities markets, which may adversely affect the fund’s ability to sell such municipal bonds at attractive prices.

		Nondiversification risk As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a comparable diversified fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification risk As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a comparable diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

		The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Georgia Tax-Free Bond Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	9/30/09	6.97%
Worst Quarter	12/31/10	-5.03%
		The fund’s return for the three months ended 3/31/13 was 0.36%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.
Georgia Tax-Free Bond Fund | Georgia Tax-Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Maximum account fee	rr_MaximumAccountFee	20 [1]
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.53%
1 year	rr_ExpenseExampleYear01	54
3 years	rr_ExpenseExampleYear03	170
5 years	rr_ExpenseExampleYear05	296
10 years	rr_ExpenseExampleYear10	665
2003	rr_AnnualReturn2003	5.09%
2004	rr_AnnualReturn2004	4.00%
2005	rr_AnnualReturn2005	3.21%
2006	rr_AnnualReturn2006	4.23%
2007	rr_AnnualReturn2007	2.07%
2008	rr_AnnualReturn2008	(5.38%)
2009	rr_AnnualReturn2009	14.68%
2010	rr_AnnualReturn2010	1.09%
2011	rr_AnnualReturn2011	10.35%
2012	rr_AnnualReturn2012	7.55%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund’s return for the three months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.03%)
1 Year	rr_AverageAnnualReturnYear01	7.55%
5 Years	rr_AverageAnnualReturnYear05	5.42%
10 Years	rr_AverageAnnualReturnYear10	4.56%
Georgia Tax-Free Bond Fund | Returns after taxes on distributions | Georgia Tax-Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.55%
5 Years	rr_AverageAnnualReturnYear05	5.42%
10 Years	rr_AverageAnnualReturnYear10	4.56%
Georgia Tax-Free Bond Fund | Returns after taxes on distributions and sale of fund shares | Georgia Tax-Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.11%
5 Years	rr_AverageAnnualReturnYear05	5.21%
10 Years	rr_AverageAnnualReturnYear10	4.49%
Georgia Tax-Free Bond Fund | Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.78%
5 Years	rr_AverageAnnualReturnYear05	5.91%
10 Years	rr_AverageAnnualReturnYear10	5.10%
Georgia Tax-Free Bond Fund | Lipper Georgia Municipal Debt Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.45%
5 Years	rr_AverageAnnualReturnYear05	4.69%
10 Years	rr_AverageAnnualReturnYear10	4.19%

[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Maryland Short-Term Tax-Free Bond Fund
SUMMARY Maryland Short-Term Tax-Free Bond Fund
Investment Objective
The fund seeks to provide the highest level of income exempt from federal and Maryland state and local income taxes consistent with modest fluctuation in principal value.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Maryland Short-Term Tax-Free Bond Fund
Maximum sales charge (load) imposed on purchases		none
Maximum deferred sales charge (load)		none
Redemption fee		none
Maximum account fee	[1]	20
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Maryland Short-Term Tax-Free Bond Fund
Management fees	0.40%
Distribution and service (12b-1) fees	none
Other expenses	0.13%
Total annual fund operating expenses	0.53%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Maryland Short-Term Tax-Free Bond Fund	54	170	296	665

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 37.2% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund will invest so that, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) are invested in bonds that pay interest exempt from federal and Maryland state and local income taxes, and at least 80% of the fund’s income is expected to be exempt from federal and Maryland state and local income taxes. While the fund may buy securities of any maturity, the fund's weighted average maturity is not expected to exceed three years. Most investments are in investment-grade securities, which are securities rated within one of the four highest credit categories (AAA, AA, A, or BBB, or an equivalent rating) by at least one major credit rating agency or, if unrated, deemed to be of comparable quality by T. Rowe Price. However, the fund may invest up to 10% of its total assets in noninvestment-grade securities, known as “junk” bonds in the taxable bond markets, including those with the lowest credit rating. In addition, up to 20% of the fund’s income could be derived from securities subject to the alternative minimum tax.

Investment decisions for the fund reflect the portfolio manager’s outlook for interest rates and the economy, as well as the prices, yields, and credit quality of various securities. This approach is designed to help the portfolio manager capture appreciation opportunities when rates are falling and reduce the impact of falling bond prices when rates are rising. For example, if interest rates are expected to fall, the fund may purchase longer-term securities in an attempt to seek higher yields and/or capital appreciation. Conversely, if interest rates are expected to rise, the fund may seek securities with shorter maturities. And if our economic outlook is positive or if valuations for lower-quality bonds are attractive, the portfolio manager may favor noninvestment-grade bonds to the extent permitted by the fund.

The fund may invest a significant portion of assets in securities that are not general obligations of the state. These may be issued by local governments or public authorities and are rated according to their particular creditworthiness, which may vary from the state’s general obligation securities. From time to time, the fund may invest a significant portion of its assets in sectors with special risks, such as health care, transportation, utilities, or private activity bonds.

The fund may also invest in obligations of the commonwealth of Puerto Rico and its public corporations (as well as the U.S. territories of Guam and the Virgin Islands) whose interest is exempt from federal and Maryland state and local income taxes. These securities may generally be purchased when they offer a comparably attractive combination of risk and return.

Due to seasonal variations in the supply of suitable Maryland municipal securities, the fund may invest in other municipal securities whose interest is exempt from federal but not Maryland income taxes. While efforts will be made to minimize such investments, they could comprise up to 10% of the fund’s annual income.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality, or to shift assets into and out of higher-yielding securities.

The fund is “nondiversified,” meaning it may invest a greater portion of its assets in fewer issuers than is permissible for a “diversified” fund.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Market risk This is the risk that the value of securities owned by the fund may go up or down, sometimes rapidly or unexpectedly, due to factors affecting securities markets generally or particular industries.

Credit risk This is the risk that an issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. Economic downturns often result in reduced levels of taxes collected and revenues earned for municipalities and a municipal government’s pension or health care related obligations to its employees may exceed its available assets or income. This, in turn, lessens the financial strength of a municipality and increases the credit risk of the securities it issues. The fund’s exposure to credit risk is increased to the extent the fund invests in noninvestment-grade bonds (“junk” bonds). Junk bonds should be considered speculative as they carry greater risk of default and erratic price swings due to adverse changes in the credit quality of the issuer.

Interest rate risk This is the risk that a rise in interest rates will cause the price of a fixed rate debt security to fall. Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk.

Municipal securities risk The fund will be highly impacted by events tied to the overall municipal securities markets, which can be very volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers and the economy. Income from municipal securities held by the fund could be declared taxable because of changes in tax laws or interpretations by taxing authorities, or noncompliant conduct of a municipal security issuer. In addition, a portion of the fund’s otherwise tax-exempt dividends may be taxable to those shareholders subject to the alternative minimum tax. Any fund investments in obligations of Puerto Rico or U.S. territories involve additional credit and tax risks.

Certain sectors of the municipal bond market have special risks that can impact such sectors more significantly than the market as a whole. For example, health care can be hurt by rising expenses and dependency on third party reimbursements, transportation can be impacted by declining revenues or unexpectedly high construction costs, utilities are subject to governmental rate regulation, and private activity bonds rely on project revenues and the creditworthiness of the corporate user as opposed to governmental support.

State-specific risk This refers to the risk that developments in Maryland will adversely affect the securities held by the fund. Because the fund invests primarily in securities issued by Maryland and its municipalities, it is more vulnerable to unfavorable developments in Maryland than are funds that invest in municipal securities of many states. Adverse developments in an economic sector may have far-reaching impacts on the overall Maryland municipal securities market. A bond default or credit rating downgrade, or even negative perceptions of the ability to make timely bond payments, involving only a small number of Maryland municipal securities issuers could affect the market values and marketability of all Maryland municipal securities.

As of May 1, 2013, the state of Maryland’s general obligation debt was rated Aaa by Moody’s and AAA by both Standard & Poor’s (S&P) and Fitch. While S&P and Fitch maintain a stable outlook, Moody’s has assigned a negative outlook.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price. The secondary market for certain municipal bonds tends to be less developed and liquid than many other securities markets, which may adversely affect the fund’s ability to sell such municipal bonds at attractive prices.

Nondiversification risk As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a comparable diversified fund.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Maryland Short-Term Tax-Free Bond Fund Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	3/31/09	1.78%
Worst Quarter	6/30/04	-1.20%
The fund’s return for the three months ended 3/31/13 was 0.60%.
In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2012
Average Annual Total Returns		1 Year	5 Years	10 Years
Maryland Short-Term Tax-Free Bond Fund		0.72%	1.99%	2.01%
Maryland Short-Term Tax-Free Bond Fund Returns after taxes on distributions		0.72%	1.99%	2.01%
Maryland Short-Term Tax-Free Bond Fund Returns after taxes on distributions and sale of fund shares		0.79%	1.95%	2.02%
Maryland Short-Term Tax-Free Bond Fund Barclays 1-3 Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	[1]	1.18%	2.78%	2.61%
Maryland Short-Term Tax-Free Bond Fund Barclays 3 Year State GO Bond Index (reflects no deduction for fees, expenses, or taxes)		1.58%	3.58%	3.11%
Maryland Short-Term Tax-Free Bond Fund Lipper Short Municipal Debt Funds Average		1.38%	2.16%	2.13%
[1]	The fund's investment adviser believes the Barclays 1-3 Municipal Bond Index is more representative of the fund's investment program.

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price State Tax-Free Income Trust
Prospectus Date	rr_ProspectusDate	Jul 1, 2013
Maryland Short-Term Tax-Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY Maryland Short-Term Tax-Free Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide the highest level of income exempt from federal and Maryland state and local income taxes consistent with modest fluctuation in principal value.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 37.2% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	37.20%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund will invest so that, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) are invested in bonds that pay interest exempt from federal and Maryland state and local income taxes, and at least 80% of the fund’s income is expected to be exempt from federal and Maryland state and local income taxes. While the fund may buy securities of any maturity, the fund's weighted average maturity is not expected to exceed three years. Most investments are in investment-grade securities, which are securities rated within one of the four highest credit categories (AAA, AA, A, or BBB, or an equivalent rating) by at least one major credit rating agency or, if unrated, deemed to be of comparable quality by T. Rowe Price. However, the fund may invest up to 10% of its total assets in noninvestment-grade securities, known as “junk” bonds in the taxable bond markets, including those with the lowest credit rating. In addition, up to 20% of the fund’s income could be derived from securities subject to the alternative minimum tax.

Investment decisions for the fund reflect the portfolio manager’s outlook for interest rates and the economy, as well as the prices, yields, and credit quality of various securities. This approach is designed to help the portfolio manager capture appreciation opportunities when rates are falling and reduce the impact of falling bond prices when rates are rising. For example, if interest rates are expected to fall, the fund may purchase longer-term securities in an attempt to seek higher yields and/or capital appreciation. Conversely, if interest rates are expected to rise, the fund may seek securities with shorter maturities. And if our economic outlook is positive or if valuations for lower-quality bonds are attractive, the portfolio manager may favor noninvestment-grade bonds to the extent permitted by the fund.

The fund may invest a significant portion of assets in securities that are not general obligations of the state. These may be issued by local governments or public authorities and are rated according to their particular creditworthiness, which may vary from the state’s general obligation securities. From time to time, the fund may invest a significant portion of its assets in sectors with special risks, such as health care, transportation, utilities, or private activity bonds.

The fund may also invest in obligations of the commonwealth of Puerto Rico and its public corporations (as well as the U.S. territories of Guam and the Virgin Islands) whose interest is exempt from federal and Maryland state and local income taxes. These securities may generally be purchased when they offer a comparably attractive combination of risk and return.

Due to seasonal variations in the supply of suitable Maryland municipal securities, the fund may invest in other municipal securities whose interest is exempt from federal but not Maryland income taxes. While efforts will be made to minimize such investments, they could comprise up to 10% of the fund’s annual income.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality, or to shift assets into and out of higher-yielding securities.

		The fund is “nondiversified,” meaning it may invest a greater portion of its assets in fewer issuers than is permissible for a “diversified” fund.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Market risk This is the risk that the value of securities owned by the fund may go up or down, sometimes rapidly or unexpectedly, due to factors affecting securities markets generally or particular industries.

Credit risk This is the risk that an issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. Economic downturns often result in reduced levels of taxes collected and revenues earned for municipalities and a municipal government’s pension or health care related obligations to its employees may exceed its available assets or income. This, in turn, lessens the financial strength of a municipality and increases the credit risk of the securities it issues. The fund’s exposure to credit risk is increased to the extent the fund invests in noninvestment-grade bonds (“junk” bonds). Junk bonds should be considered speculative as they carry greater risk of default and erratic price swings due to adverse changes in the credit quality of the issuer.

Interest rate risk This is the risk that a rise in interest rates will cause the price of a fixed rate debt security to fall. Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk.

Municipal securities risk The fund will be highly impacted by events tied to the overall municipal securities markets, which can be very volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers and the economy. Income from municipal securities held by the fund could be declared taxable because of changes in tax laws or interpretations by taxing authorities, or noncompliant conduct of a municipal security issuer. In addition, a portion of the fund’s otherwise tax-exempt dividends may be taxable to those shareholders subject to the alternative minimum tax. Any fund investments in obligations of Puerto Rico or U.S. territories involve additional credit and tax risks.

Certain sectors of the municipal bond market have special risks that can impact such sectors more significantly than the market as a whole. For example, health care can be hurt by rising expenses and dependency on third party reimbursements, transportation can be impacted by declining revenues or unexpectedly high construction costs, utilities are subject to governmental rate regulation, and private activity bonds rely on project revenues and the creditworthiness of the corporate user as opposed to governmental support.

State-specific risk This refers to the risk that developments in Maryland will adversely affect the securities held by the fund. Because the fund invests primarily in securities issued by Maryland and its municipalities, it is more vulnerable to unfavorable developments in Maryland than are funds that invest in municipal securities of many states. Adverse developments in an economic sector may have far-reaching impacts on the overall Maryland municipal securities market. A bond default or credit rating downgrade, or even negative perceptions of the ability to make timely bond payments, involving only a small number of Maryland municipal securities issuers could affect the market values and marketability of all Maryland municipal securities.

As of May 1, 2013, the state of Maryland’s general obligation debt was rated Aaa by Moody’s and AAA by both Standard & Poor’s (S&P) and Fitch. While S&P and Fitch maintain a stable outlook, Moody’s has assigned a negative outlook.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price. The secondary market for certain municipal bonds tends to be less developed and liquid than many other securities markets, which may adversely affect the fund’s ability to sell such municipal bonds at attractive prices.

		Nondiversification risk As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a comparable diversified fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification risk As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a comparable diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

		The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Maryland Short-Term Tax-Free Bond Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	3/31/09	1.78%
Worst Quarter	6/30/04	-1.20%
		The fund’s return for the three months ended 3/31/13 was 0.60%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.
Maryland Short-Term Tax-Free Bond Fund | Maryland Short-Term Tax-Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Maximum account fee	rr_MaximumAccountFee	20	[1]
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.53%
1 year	rr_ExpenseExampleYear01	54
3 years	rr_ExpenseExampleYear03	170
5 years	rr_ExpenseExampleYear05	296
10 years	rr_ExpenseExampleYear10	665
2003	rr_AnnualReturn2003	1.81%
2004	rr_AnnualReturn2004	0.88%
2005	rr_AnnualReturn2005	0.87%
2006	rr_AnnualReturn2006	2.87%
2007	rr_AnnualReturn2007	3.75%
2008	rr_AnnualReturn2008	3.35%
2009	rr_AnnualReturn2009	3.76%
2010	rr_AnnualReturn2010	0.76%
2011	rr_AnnualReturn2011	1.38%
2012	rr_AnnualReturn2012	0.72%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund’s return for the three months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.20%)
1 Year	rr_AverageAnnualReturnYear01	0.72%
5 Years	rr_AverageAnnualReturnYear05	1.99%
10 Years	rr_AverageAnnualReturnYear10	2.01%
Maryland Short-Term Tax-Free Bond Fund | Returns after taxes on distributions | Maryland Short-Term Tax-Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.72%
5 Years	rr_AverageAnnualReturnYear05	1.99%
10 Years	rr_AverageAnnualReturnYear10	2.01%
Maryland Short-Term Tax-Free Bond Fund | Returns after taxes on distributions and sale of fund shares | Maryland Short-Term Tax-Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.79%
5 Years	rr_AverageAnnualReturnYear05	1.95%
10 Years	rr_AverageAnnualReturnYear10	2.02%
Maryland Short-Term Tax-Free Bond Fund | Barclays 1-3 Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.18%	[2]
5 Years	rr_AverageAnnualReturnYear05	2.78%	[2]
10 Years	rr_AverageAnnualReturnYear10	2.61%	[2]
Maryland Short-Term Tax-Free Bond Fund | Barclays 3 Year State GO Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.58%
5 Years	rr_AverageAnnualReturnYear05	3.58%
10 Years	rr_AverageAnnualReturnYear10	3.11%
Maryland Short-Term Tax-Free Bond Fund | Lipper Short Municipal Debt Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.38%
5 Years	rr_AverageAnnualReturnYear05	2.16%
10 Years	rr_AverageAnnualReturnYear10	2.13%

[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[2]	The fund's investment adviser believes the Barclays 1-3 Municipal Bond Index is more representative of the fund's investment program.

Maryland Tax-Free Bond Fund
SUMMARY Maryland Tax-Free Bond Fund
Investment Objective
The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Maryland state and local income taxes by investing primarily in investment-grade Maryland municipal bonds.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Maryland Tax-Free Bond Fund
Maximum sales charge (load) imposed on purchases		none
Maximum deferred sales charge (load)		none
Redemption fee		none
Maximum account fee	[1]	20
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Maryland Tax-Free Bond Fund
Management fees	0.40%
Distribution and service (12b-1) fees	none
Other expenses	0.06%
Total annual fund operating expenses	0.46%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Maryland Tax-Free Bond Fund	47	148	258	579

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 11.8% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund will invest so that, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) are invested in bonds that pay interest exempt from federal and Maryland state and local income taxes, and at least 80% of the fund’s income is expected to be exempt from federal and Maryland state and local income taxes. While the fund may buy securities of any maturity, the fund’s weighted average maturity is expected to normally exceed 10 years. Most investments are in investment-grade securities, which are securities rated within one of the four highest credit categories (AAA, AA, A, or BBB, or an equivalent rating) by at least one major credit rating agency or, if unrated, deemed to be of comparable quality by T. Rowe Price. However, the fund may invest up to 10% of its total assets in noninvestment-grade securities, known as “junk” bonds in the taxable bond markets, including those with the lowest credit rating. In addition, up to 20% of the fund’s income could be derived from securities subject to the alternative minimum tax.

Investment decisions for the fund reflect the portfolio manager’s outlook for interest rates and the economy, as well as the prices, yields, and credit quality of various securities. This approach is designed to help the portfolio manager capture appreciation opportunities when rates are falling and reduce the impact of falling bond prices when rates are rising. For example, if interest rates are expected to fall, the fund may purchase longer-term securities in an attempt to seek higher yields and/or capital appreciation. Conversely, if interest rates are expected to rise, the fund may seek securities with shorter maturities. And if our economic outlook is positive or if valuations for lower-quality bonds are attractive, the portfolio manager may favor noninvestment-grade bonds to the extent permitted by the fund.

The fund may invest a significant portion of assets in securities that are not general obligations of the state. These may be issued by local governments or public authorities and are rated according to their particular creditworthiness, which may vary from the state’s general obligation securities. From time to time, the fund may invest a significant portion of its assets in sectors with special risks, such as health care, transportation, utilities, or private activity bonds.

The fund may also invest in obligations of the commonwealth of Puerto Rico and its public corporations (as well as the U.S. territories of Guam and the Virgin Islands) whose interest is exempt from federal and Maryland state and local income taxes. These securities may generally be purchased when they offer a comparably attractive combination of risk and return.

Due to seasonal variations in the supply of suitable Maryland municipal securities, the fund may invest in other municipal securities whose interest is exempt from federal but not Maryland income taxes. While efforts will be made to minimize such investments, they could comprise up to 10% of the fund’s annual income.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality, or to shift assets into and out of higher-yielding securities.

The fund is “nondiversified,” meaning it may invest a greater portion of its assets in fewer issuers than is permissible for a “diversified” fund.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Market risk This is the risk that the value of securities owned by the fund may go up or down, sometimes rapidly or unexpectedly, due to factors affecting securities markets generally or particular industries.

Credit risk This is the risk that an issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. Economic downturns often result in reduced levels of taxes collected and revenues earned for municipalities and a municipal government’s pension or health care related obligations to its employees may exceed its available assets or income. This, in turn, lessens the financial strength of a municipality and increases the credit risk of the securities it issues. The fund’s exposure to credit risk is increased to the extent the fund invests in noninvestment-grade bonds (“junk” bonds). Junk bonds should be considered speculative as they carry greater risk of default and erratic price swings due to adverse changes in the credit quality of the issuer.

Interest rate risk This is the risk that a rise in interest rates will cause the price of a fixed rate debt security to fall. Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk.

Municipal securities risk The fund will be highly impacted by events tied to the overall municipal securities markets, which can be very volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers and the economy. Income from municipal securities held by the fund could be declared taxable because of changes in tax laws or interpretations by taxing authorities, or noncompliant conduct of a municipal security issuer. In addition, a portion of the fund’s otherwise tax-exempt dividends may be taxable to those shareholders subject to the alternative minimum tax. Any fund investments in obligations of Puerto Rico or U.S. territories involve additional credit and tax risks.

Certain sectors of the municipal bond market have special risks that can impact such sectors more significantly than the market as a whole. For example, health care can be hurt by rising expenses and dependency on third party reimbursements, transportation can be impacted by declining revenues or unexpectedly high construction costs, utilities are subject to governmental rate regulation, and private activity bonds rely on project revenues and the creditworthiness of the corporate user as opposed to governmental support.

State-specific risk This refers to the risk that developments in Maryland will adversely affect the securities held by the fund. Because the fund invests primarily in securities issued by Maryland and its municipalities, it is more vulnerable to unfavorable developments in Maryland than are funds that invest in municipal securities of many states. Adverse developments in an economic sector may have far-reaching impacts on the overall Maryland municipal securities market. A bond default or credit rating downgrade, or even negative perceptions of the ability to make timely bond payments, involving only a small number of Maryland municipal securities issuers could affect the market values and marketability of all Maryland municipal securities.

As of May 1, 2013, the state of Maryland’s general obligation debt was rated Aaa by Moody’s and AAA by both Standard & Poor’s (S&P) and Fitch. While S&P and Fitch maintain a stable outlook, Moody’s has assigned a negative outlook.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price. The secondary market for certain municipal bonds tends to be less developed and liquid than many other securities markets, which may adversely affect the fund’s ability to sell such municipal bonds at attractive prices.

Nondiversification risk As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a comparable diversified fund.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Maryland Tax-Free Bond Fund Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	9/30/09	7.22%
Worst Quarter	12/31/10	-4.36%
The fund’s return for the three months ended 3/31/13 was 0.53%.
In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2012
Average Annual Total Returns	1 Year	5 Years	10 Years
Maryland Tax-Free Bond Fund	7.56%	5.87%	4.74%
Maryland Tax-Free Bond Fund Returns after taxes on distributions	7.55%	5.86%	4.72%
Maryland Tax-Free Bond Fund Returns after taxes on distributions and sale of fund shares	6.30%	5.65%	4.67%
Maryland Tax-Free Bond Fund Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	6.78%	5.91%	5.10%
Maryland Tax-Free Bond Fund Lipper Maryland Municipal Debt Funds Average	6.47%	4.78%	3.96%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price State Tax-Free Income Trust
Prospectus Date	rr_ProspectusDate	Jul 1, 2013
Maryland Tax-Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY Maryland Tax-Free Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Maryland state and local income taxes by investing primarily in investment-grade Maryland municipal bonds.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 11.8% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.80%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund will invest so that, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) are invested in bonds that pay interest exempt from federal and Maryland state and local income taxes, and at least 80% of the fund’s income is expected to be exempt from federal and Maryland state and local income taxes. While the fund may buy securities of any maturity, the fund’s weighted average maturity is expected to normally exceed 10 years. Most investments are in investment-grade securities, which are securities rated within one of the four highest credit categories (AAA, AA, A, or BBB, or an equivalent rating) by at least one major credit rating agency or, if unrated, deemed to be of comparable quality by T. Rowe Price. However, the fund may invest up to 10% of its total assets in noninvestment-grade securities, known as “junk” bonds in the taxable bond markets, including those with the lowest credit rating. In addition, up to 20% of the fund’s income could be derived from securities subject to the alternative minimum tax.

Investment decisions for the fund reflect the portfolio manager’s outlook for interest rates and the economy, as well as the prices, yields, and credit quality of various securities. This approach is designed to help the portfolio manager capture appreciation opportunities when rates are falling and reduce the impact of falling bond prices when rates are rising. For example, if interest rates are expected to fall, the fund may purchase longer-term securities in an attempt to seek higher yields and/or capital appreciation. Conversely, if interest rates are expected to rise, the fund may seek securities with shorter maturities. And if our economic outlook is positive or if valuations for lower-quality bonds are attractive, the portfolio manager may favor noninvestment-grade bonds to the extent permitted by the fund.

The fund may invest a significant portion of assets in securities that are not general obligations of the state. These may be issued by local governments or public authorities and are rated according to their particular creditworthiness, which may vary from the state’s general obligation securities. From time to time, the fund may invest a significant portion of its assets in sectors with special risks, such as health care, transportation, utilities, or private activity bonds.

The fund may also invest in obligations of the commonwealth of Puerto Rico and its public corporations (as well as the U.S. territories of Guam and the Virgin Islands) whose interest is exempt from federal and Maryland state and local income taxes. These securities may generally be purchased when they offer a comparably attractive combination of risk and return.

Due to seasonal variations in the supply of suitable Maryland municipal securities, the fund may invest in other municipal securities whose interest is exempt from federal but not Maryland income taxes. While efforts will be made to minimize such investments, they could comprise up to 10% of the fund’s annual income.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality, or to shift assets into and out of higher-yielding securities.

		The fund is “nondiversified,” meaning it may invest a greater portion of its assets in fewer issuers than is permissible for a “diversified” fund.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Market risk This is the risk that the value of securities owned by the fund may go up or down, sometimes rapidly or unexpectedly, due to factors affecting securities markets generally or particular industries.

Credit risk This is the risk that an issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. Economic downturns often result in reduced levels of taxes collected and revenues earned for municipalities and a municipal government’s pension or health care related obligations to its employees may exceed its available assets or income. This, in turn, lessens the financial strength of a municipality and increases the credit risk of the securities it issues. The fund’s exposure to credit risk is increased to the extent the fund invests in noninvestment-grade bonds (“junk” bonds). Junk bonds should be considered speculative as they carry greater risk of default and erratic price swings due to adverse changes in the credit quality of the issuer.

Interest rate risk This is the risk that a rise in interest rates will cause the price of a fixed rate debt security to fall. Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk.

Municipal securities risk The fund will be highly impacted by events tied to the overall municipal securities markets, which can be very volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers and the economy. Income from municipal securities held by the fund could be declared taxable because of changes in tax laws or interpretations by taxing authorities, or noncompliant conduct of a municipal security issuer. In addition, a portion of the fund’s otherwise tax-exempt dividends may be taxable to those shareholders subject to the alternative minimum tax. Any fund investments in obligations of Puerto Rico or U.S. territories involve additional credit and tax risks.

Certain sectors of the municipal bond market have special risks that can impact such sectors more significantly than the market as a whole. For example, health care can be hurt by rising expenses and dependency on third party reimbursements, transportation can be impacted by declining revenues or unexpectedly high construction costs, utilities are subject to governmental rate regulation, and private activity bonds rely on project revenues and the creditworthiness of the corporate user as opposed to governmental support.

State-specific risk This refers to the risk that developments in Maryland will adversely affect the securities held by the fund. Because the fund invests primarily in securities issued by Maryland and its municipalities, it is more vulnerable to unfavorable developments in Maryland than are funds that invest in municipal securities of many states. Adverse developments in an economic sector may have far-reaching impacts on the overall Maryland municipal securities market. A bond default or credit rating downgrade, or even negative perceptions of the ability to make timely bond payments, involving only a small number of Maryland municipal securities issuers could affect the market values and marketability of all Maryland municipal securities.

As of May 1, 2013, the state of Maryland’s general obligation debt was rated Aaa by Moody’s and AAA by both Standard & Poor’s (S&P) and Fitch. While S&P and Fitch maintain a stable outlook, Moody’s has assigned a negative outlook.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price. The secondary market for certain municipal bonds tends to be less developed and liquid than many other securities markets, which may adversely affect the fund’s ability to sell such municipal bonds at attractive prices.

		Nondiversification risk As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a comparable diversified fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification risk As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a comparable diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

		The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Maryland Tax-Free Bond Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	9/30/09	7.22%
Worst Quarter	12/31/10	-4.36%
		The fund’s return for the three months ended 3/31/13 was 0.53%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.
Maryland Tax-Free Bond Fund | Maryland Tax-Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Maximum account fee	rr_MaximumAccountFee	20 [1]
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.06%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.46%
1 year	rr_ExpenseExampleYear01	47
3 years	rr_ExpenseExampleYear03	148
5 years	rr_ExpenseExampleYear05	258
10 years	rr_ExpenseExampleYear10	579
2003	rr_AnnualReturn2003	4.86%
2004	rr_AnnualReturn2004	3.51%
2005	rr_AnnualReturn2005	3.31%
2006	rr_AnnualReturn2006	4.55%
2007	rr_AnnualReturn2007	1.90%
2008	rr_AnnualReturn2008	(6.67%)
2009	rr_AnnualReturn2009	17.98%
2010	rr_AnnualReturn2010	1.99%
2011	rr_AnnualReturn2011	10.08%
2012	rr_AnnualReturn2012	7.56%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund’s return for the three months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.36%)
1 Year	rr_AverageAnnualReturnYear01	7.56%
5 Years	rr_AverageAnnualReturnYear05	5.87%
10 Years	rr_AverageAnnualReturnYear10	4.74%
Maryland Tax-Free Bond Fund | Returns after taxes on distributions | Maryland Tax-Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.55%
5 Years	rr_AverageAnnualReturnYear05	5.86%
10 Years	rr_AverageAnnualReturnYear10	4.72%
Maryland Tax-Free Bond Fund | Returns after taxes on distributions and sale of fund shares | Maryland Tax-Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.30%
5 Years	rr_AverageAnnualReturnYear05	5.65%
10 Years	rr_AverageAnnualReturnYear10	4.67%
Maryland Tax-Free Bond Fund | Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.78%
5 Years	rr_AverageAnnualReturnYear05	5.91%
10 Years	rr_AverageAnnualReturnYear10	5.10%
Maryland Tax-Free Bond Fund | Lipper Maryland Municipal Debt Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.47%
5 Years	rr_AverageAnnualReturnYear05	4.78%
10 Years	rr_AverageAnnualReturnYear10	3.96%

[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Maryland Tax-Free Money Fund
SUMMARY Maryland Tax-Free Money Fund
Investment Objective
The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest level of income exempt from federal and Maryland state and local income taxes.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Maryland Tax-Free Money Fund
Maximum sales charge (load) imposed on purchases		none
Maximum deferred sales charge (load)		none
Redemption fee		none
Maximum account fee	[1]	20
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Maryland Tax-Free Money Fund
Management fees		0.40%
Distribution and service (12b-1) fees		none
Other expenses		0.19%
Total annual fund operating expenses	[1]	0.59%
[1]	The figure shown under "Total annual fund operating expenses" does not match the "Ratio of expenses to average net assets" shown in the Financial Highlights table, as that figure includes the effect of voluntary management fee waivers.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Maryland Tax-Free Money Fund	60	189	329	738

Investments, Risks, and Performance Principal Investment Strategies
The fund will invest at least 65% of its total assets in Maryland municipal securities, and at least 80% of the fund’s income is expected to be exempt from federal and Maryland state and local income taxes. The fund is a money fund managed in compliance with Rule 2a-7 under the Investment Company Act of 1940. The fund is managed to provide a stable share price of $1.00 by investing in high-quality U.S. dollar-denominated municipal money market securities. The fund’s weighted average maturity will not exceed 60 days, the fund’s weighted average life will not exceed 120 days, and the fund will not purchase any security with a remaining maturity longer than 397 calendar days (unless otherwise permitted by Rule 2a-7). When calculating its weighted average maturity, the fund may shorten its maturity by using the interest rate resets of certain adjustable rate securities. The fund may not take into account these resets when calculating its weighted average life.

The fund buys securities within the two highest short-term rating categories assigned by established credit rating agencies or, if unrated, deemed to be of comparable quality by T. Rowe Price. All securities purchased by the fund present minimal credit risk in the opinion of T. Rowe Price. In selecting securities for the fund, the portfolio manager may examine relationships among yields of various types and maturities of money market securities in the context of interest rate outlooks. The fund’s yield will fluctuate with changes in short-term interest rates.

Up to 20% of the fund’s income could be derived from securities that are subject to the alternative minimum tax.

The fund may invest a significant portion of assets in securities that are not general obligations of the state. These may be issued by local governments or public authorities and are rated according to their particular creditworthiness, which may vary from the state’s general obligation securities. From time to time, the fund may invest a significant portion of its assets in sectors with special risks, such as health care, electric utility, or private activity bonds.

The fund may also invest in obligations of the commonwealth of Puerto Rico and its public corporations (as well as the U.S. territories of Guam and the Virgin Islands) whose interest is exempt from federal and Maryland state and local income taxes. These securities are generally purchased when they offer a comparably attractive combination of risk and return.

Due to seasonal variations in the supply of suitable Maryland municipal securities, the fund may invest in other municipal securities whose interest is exempt from federal but not Maryland income taxes. While efforts will be made to minimize such investments, they could comprise up to 10% of the fund’s annual income.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality or to shift assets into and out of higher-yielding securities.
Principal Risks
As with any mutual fund, there can be no guarantee the fund will achieve its objective. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money funds have experienced significant pressures from shareholder redemptions, issuer credit downgrades, illiquid markets, and historically low yields on the securities they can hold. There have been a very small number of money funds in other fund complexes that have “broken the buck,” which means that those funds’ investors did not receive $1.00 per share for their investment in those funds. You should be aware that the fund’s investment adviser is under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. The potential for realizing a loss of principal in the fund could derive from:

Credit risk This is the risk that an issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. Rule 2a-7 under the Investment Company Act of 1940 requires that money funds invest in securities rated in the two highest short-term credit rating categories. However, the credit quality of the securities held by the fund may change rapidly in certain market environments.

Interest rate risk This is the risk that a decline in interest rates will lower a fund’s yield, or that a rise in the overall level of interest rates will cause a decline in the prices of fixed income securities held by a fund. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. This is a disadvantage when interest rates are falling because the fund would have to reinvest at lower interest rates. During periods of extremely low or negative short-term interest rates, the fund may not be able to maintain a positive yield or yields on par with historical levels. In addition, the adoption of more stringent regulations governing the management of money funds could have a negative effect on the fund’s yield. Finally, the fund’s investment adviser may discontinue its voluntary waiver of the fund’s management fee at any time, which could also negatively affect the fund’s yield.

Municipal securities risk The fund will be highly impacted by events tied to the overall municipal securities markets, which can be very volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers. Income from municipal securities held by the fund could be declared taxable because of changes in tax laws or interpretations by taxing authorities, or noncompliant conduct of a municipal security issuer. In addition, a portion of the fund’s otherwise tax-exempt dividends may be taxable to those shareholders subject to the alternative minimum tax. Any fund investments in obligations of Puerto Rico or U.S. territories involve additional credit and tax risks.

Certain sectors of the municipal bond market have special risks that can impact such sectors more significantly than the market as a whole. For example, health care can be hurt by rising expenses and dependency on third party reimbursements, electric utilities are subject to governmental rate regulation, and private activity bonds rely on project revenues and the creditworthiness of the corporate user as opposed to governmental support.

State-specific risk This refers to the risk that developments in Maryland will adversely affect the securities held by the fund. Because the fund invests primarily in securities issued by Maryland and its municipalities, it is more vulnerable to unfavorable developments in Maryland than are funds that invest in municipal securities of many states. Adverse developments in an economic sector may have far-reaching impacts on the overall Maryland municipal securities market. A bond default or credit rating downgrade, or even negative perceptions of the ability to make timely bond payments, involving only a small number of Maryland municipal securities issuers could affect the market values and marketability of all Maryland municipal securities.

As of May 1, 2013, the state of Maryland’s general obligation debt was rated Aaa by Moody’s and AAA by both Standard & Poor’s (S&P) and Fitch. While S&P and Fitch maintain a stable outlook, Moody’s has assigned a negative outlook.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, which could cause the fund to liquidate its assets at inopportune times or at a depressed value and affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations. The secondary market for certain municipal bonds tends to be less developed and liquid than many other securities markets, which may adversely affect the fund’s ability to sell such municipal bonds at attractive prices.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Maryland Tax-Free Money Fund Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/07	0.81%
Worst Quarter	12/31/12	0.00%
The fund’s return for the three months ended 3/31/13 was 0.00%.
Average Annual Total Returns Periods ended December 31, 2012
Average Annual Total Returns	1 Year	5 Years	10 Years
Maryland Tax-Free Money Fund	0.01%	0.40%	1.11%
Maryland Tax-Free Money Fund Lipper Other States Tax-Exempt Money Market Funds Average	0.01%	0.42%	1.13%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price State Tax-Free Income Trust
Prospectus Date	rr_ProspectusDate	Jul 1, 2013
Maryland Tax-Free Money Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY Maryland Tax-Free Money Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest level of income exempt from federal and Maryland state and local income taxes.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund will invest at least 65% of its total assets in Maryland municipal securities, and at least 80% of the fund’s income is expected to be exempt from federal and Maryland state and local income taxes. The fund is a money fund managed in compliance with Rule 2a-7 under the Investment Company Act of 1940. The fund is managed to provide a stable share price of $1.00 by investing in high-quality U.S. dollar-denominated municipal money market securities. The fund’s weighted average maturity will not exceed 60 days, the fund’s weighted average life will not exceed 120 days, and the fund will not purchase any security with a remaining maturity longer than 397 calendar days (unless otherwise permitted by Rule 2a-7). When calculating its weighted average maturity, the fund may shorten its maturity by using the interest rate resets of certain adjustable rate securities. The fund may not take into account these resets when calculating its weighted average life.

The fund buys securities within the two highest short-term rating categories assigned by established credit rating agencies or, if unrated, deemed to be of comparable quality by T. Rowe Price. All securities purchased by the fund present minimal credit risk in the opinion of T. Rowe Price. In selecting securities for the fund, the portfolio manager may examine relationships among yields of various types and maturities of money market securities in the context of interest rate outlooks. The fund’s yield will fluctuate with changes in short-term interest rates.

Up to 20% of the fund’s income could be derived from securities that are subject to the alternative minimum tax.

The fund may invest a significant portion of assets in securities that are not general obligations of the state. These may be issued by local governments or public authorities and are rated according to their particular creditworthiness, which may vary from the state’s general obligation securities. From time to time, the fund may invest a significant portion of its assets in sectors with special risks, such as health care, electric utility, or private activity bonds.

The fund may also invest in obligations of the commonwealth of Puerto Rico and its public corporations (as well as the U.S. territories of Guam and the Virgin Islands) whose interest is exempt from federal and Maryland state and local income taxes. These securities are generally purchased when they offer a comparably attractive combination of risk and return.

Due to seasonal variations in the supply of suitable Maryland municipal securities, the fund may invest in other municipal securities whose interest is exempt from federal but not Maryland income taxes. While efforts will be made to minimize such investments, they could comprise up to 10% of the fund’s annual income.

		The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality or to shift assets into and out of higher-yielding securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there can be no guarantee the fund will achieve its objective. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money funds have experienced significant pressures from shareholder redemptions, issuer credit downgrades, illiquid markets, and historically low yields on the securities they can hold. There have been a very small number of money funds in other fund complexes that have “broken the buck,” which means that those funds’ investors did not receive $1.00 per share for their investment in those funds. You should be aware that the fund’s investment adviser is under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. The potential for realizing a loss of principal in the fund could derive from:

Credit risk This is the risk that an issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. Rule 2a-7 under the Investment Company Act of 1940 requires that money funds invest in securities rated in the two highest short-term credit rating categories. However, the credit quality of the securities held by the fund may change rapidly in certain market environments.

Interest rate risk This is the risk that a decline in interest rates will lower a fund’s yield, or that a rise in the overall level of interest rates will cause a decline in the prices of fixed income securities held by a fund. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. This is a disadvantage when interest rates are falling because the fund would have to reinvest at lower interest rates. During periods of extremely low or negative short-term interest rates, the fund may not be able to maintain a positive yield or yields on par with historical levels. In addition, the adoption of more stringent regulations governing the management of money funds could have a negative effect on the fund’s yield. Finally, the fund’s investment adviser may discontinue its voluntary waiver of the fund’s management fee at any time, which could also negatively affect the fund’s yield.

Municipal securities risk The fund will be highly impacted by events tied to the overall municipal securities markets, which can be very volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers. Income from municipal securities held by the fund could be declared taxable because of changes in tax laws or interpretations by taxing authorities, or noncompliant conduct of a municipal security issuer. In addition, a portion of the fund’s otherwise tax-exempt dividends may be taxable to those shareholders subject to the alternative minimum tax. Any fund investments in obligations of Puerto Rico or U.S. territories involve additional credit and tax risks.

Certain sectors of the municipal bond market have special risks that can impact such sectors more significantly than the market as a whole. For example, health care can be hurt by rising expenses and dependency on third party reimbursements, electric utilities are subject to governmental rate regulation, and private activity bonds rely on project revenues and the creditworthiness of the corporate user as opposed to governmental support.

State-specific risk This refers to the risk that developments in Maryland will adversely affect the securities held by the fund. Because the fund invests primarily in securities issued by Maryland and its municipalities, it is more vulnerable to unfavorable developments in Maryland than are funds that invest in municipal securities of many states. Adverse developments in an economic sector may have far-reaching impacts on the overall Maryland municipal securities market. A bond default or credit rating downgrade, or even negative perceptions of the ability to make timely bond payments, involving only a small number of Maryland municipal securities issuers could affect the market values and marketability of all Maryland municipal securities.

As of May 1, 2013, the state of Maryland’s general obligation debt was rated Aaa by Moody’s and AAA by both Standard & Poor’s (S&P) and Fitch. While S&P and Fitch maintain a stable outlook, Moody’s has assigned a negative outlook.

		Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, which could cause the fund to liquidate its assets at inopportune times or at a depressed value and affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations. The secondary market for certain municipal bonds tends to be less developed and liquid than many other securities markets, which may adversely affect the fund’s ability to sell such municipal bonds at attractive prices.
Risk Lose Money [Text]	rr_RiskLoseMoney	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance is not necessarily an indication of future performance.

		The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Maryland Tax-Free Money Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/07	0.81%
Worst Quarter	12/31/12	0.00%
		The fund’s return for the three months ended 3/31/13 was 0.00%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2012
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.
Maryland Tax-Free Money Fund | Maryland Tax-Free Money Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Maximum account fee	rr_MaximumAccountFee	20	[1]
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.59%	[2]
1 year	rr_ExpenseExampleYear01	60
3 years	rr_ExpenseExampleYear03	189
5 years	rr_ExpenseExampleYear05	329
10 years	rr_ExpenseExampleYear10	738
2003	rr_AnnualReturn2003	0.56%
2004	rr_AnnualReturn2004	0.67%
2005	rr_AnnualReturn2005	1.91%
2006	rr_AnnualReturn2006	2.93%
2007	rr_AnnualReturn2007	3.14%
2008	rr_AnnualReturn2008	1.82%
2009	rr_AnnualReturn2009	0.15%
2010	rr_AnnualReturn2010	0.01%
2011	rr_AnnualReturn2011	0.01%
2012	rr_AnnualReturn2012	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's return for the three months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.40%
10 Years	rr_AverageAnnualReturnYear10	1.11%
Maryland Tax-Free Money Fund | Lipper Other States Tax-Exempt Money Market Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.42%
10 Years	rr_AverageAnnualReturnYear10	1.13%

[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[2]	The figure shown under "Total annual fund operating expenses" does not match the "Ratio of expenses to average net assets" shown in the Financial Highlights table, as that figure includes the effect of voluntary management fee waivers.

New Jersey Tax-Free Bond Fund
T. Rowe Price New Jersey Tax-Free Bond Fund SUMMARY
Investment Objective
The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and New Jersey state income taxes by investing primarily in investment-grade New Jersey municipal bonds.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		New Jersey Tax-Free Bond Fund
Maximum sales charge (load) imposed on purchases		none
Maximum deferred sales charge (load)		none
Redemption fee		none
Maximum account fee	[1]	20
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	New Jersey Tax-Free Bond Fund
Management fees	0.40%
Distribution and service (12b-1) fees	none
Other expenses	0.11%
Total annual fund operating expenses	0.51%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
New Jersey Tax-Free Bond Fund	52	164	285	640

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 13.3% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund will invest so that, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) are invested in bonds that pay interest exempt from federal and New Jersey state income taxes, and at least 80% of the fund’s income is expected to be exempt from federal and New Jersey state income taxes. While the fund may buy securities of any maturity, the fund’s weighted average maturity is expected to normally exceed 10 years. Most investments are in investment-grade securities, which are securities rated within one of the four highest credit categories (AAA, AA, A, or BBB, or an equivalent rating) by at least one major credit rating agency or, if unrated, deemed to be of comparable quality by T. Rowe Price. However, the fund may invest up to 10% of its total assets in noninvestment-grade securities, known as “junk” bonds in the taxable bond markets, including those with the lowest credit rating. In addition, up to 20% of the fund’s income could be derived from securities subject to the alternative minimum tax.

Investment decisions for the fund reflect the portfolio manager’s outlook for interest rates and the economy, as well as the prices, yields, and credit quality of various securities. This approach is designed to help the portfolio manager capture appreciation opportunities when rates are falling and reduce the impact of falling bond prices when rates are rising. For example, if interest rates are expected to fall, the fund may purchase longer-term securities in an attempt to seek higher yields and/or capital appreciation. Conversely, if interest rates are expected to rise, the fund may seek securities with shorter maturities. And if our economic outlook is positive or if valuations for lower-quality bonds are attractive, the portfolio manager may favor noninvestment-grade bonds to the extent permitted by the fund.

The fund may invest a significant portion of assets in securities that are not general obligations of the state. These may be issued by local governments or public authorities and are rated according to their particular creditworthiness, which may vary from the state’s general obligation securities. From time to time, the fund may invest a significant portion of its assets in sectors with special risks, such as health care, transportation, utilities, or private activity bonds.

The fund may also invest in obligations of the commonwealth of Puerto Rico and its public corporations (as well as the U.S. territories of Guam and the Virgin Islands) whose interest is exempt from federal and New Jersey state income taxes. These securities may generally be purchased when they offer a comparably attractive combination of risk and return.

Due to seasonal variations in the supply of suitable New Jersey municipal securities, the fund may invest in other municipal securities whose interest is exempt from federal but not New Jersey income taxes. While efforts will be made to minimize such investments, they could comprise up to 10% of the fund’s annual income.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality, or to shift assets into and out of higher-yielding securities.

The fund is “nondiversified,” meaning it may invest a greater portion of its assets in fewer issuers than is permissible for a “diversified” fund.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Market risk This is the risk that the value of securities owned by the fund may go up or down, sometimes rapidly or unexpectedly, due to factors affecting securities markets generally or particular industries.

Credit risk This is the risk that an issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. Economic downturns often result in reduced levels of taxes collected and revenues earned for municipalities and a municipal government’s pension or health care related obligations to its employees may exceed its available assets or income. This, in turn, lessens the financial strength of a municipality and increases the credit risk of the securities it issues. The fund’s exposure to credit risk is increased to the extent the fund invests in noninvestment-grade bonds (“junk” bonds). Junk bonds should be considered speculative as they carry greater risk of default and erratic price swings due to adverse changes in the credit quality of the issuer.

Interest rate risk This is the risk that a rise in interest rates will cause the price of a fixed rate debt security to fall. Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk.

Municipal securities risk The fund will be highly impacted by events tied to the overall municipal securities markets, which can be very volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers and the economy. Income from municipal securities held by the fund could be declared taxable because of changes in tax laws or interpretations by taxing authorities, or noncompliant conduct of a municipal security issuer. In addition, a portion of the fund’s otherwise tax-exempt dividends may be taxable to those shareholders subject to the alternative minimum tax. Any fund investments in obligations of Puerto Rico or U.S. territories involve additional credit and tax risks.

Certain sectors of the municipal bond market have special risks that can impact such sectors more significantly than the market as a whole. For example, health care can be hurt by rising expenses and dependency on third party reimbursements, transportation can be impacted by declining revenues or unexpectedly high construction costs, utilities are subject to governmental rate regulation, and private activity bonds rely on project revenues and the creditworthiness of the corporate user as opposed to governmental support.

State-specific risk This refers to the risk that developments in New Jersey will adversely affect the securities held by the fund. Because the fund invests primarily in securities issued by New Jersey and its municipalities, it is more vulnerable to unfavorable developments in New Jersey than are funds that invest in municipal securities of many states. Adverse developments in an economic sector may have far-reaching impacts on the overall New Jersey municipal securities market. A bond default or credit rating downgrade, or even negative perceptions of the ability to make timely bond payments, involving only a small number of New Jersey municipal securities issuers could affect the market values and marketability of all New Jersey municipal securities.

As of May 1, 2013, the state of New Jersey’s general obligation debt was rated Aa3 by Moody’s and AA- by both Standard & Poor’s (S&P) and Fitch. Moody’s has assigned a stable outlook, while S&P and Fitch have assigned negative outlooks.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price. The secondary market for certain municipal bonds tends to be less developed and liquid than many other securities markets, which may adversely affect the fund’s ability to sell such municipal bonds at attractive prices.

Nondiversification risk As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a comparable diversified fund.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
New Jersey Tax-Free Bond Fund Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	9/30/09	6.88%
Worst Quarter	12/31/10	-4.48%
The fund’s return for the three months ended 3/31/13 was 0.38%.
In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2012
Average Annual Total Returns	1 Year	5 Years	10 Years
New Jersey Tax-Free Bond Fund	8.04%	5.60%	4.71%
New Jersey Tax-Free Bond Fund Returns after taxes on distributions	8.04%	5.60%	4.71%
New Jersey Tax-Free Bond Fund Returns after taxes on distributions and sale of fund shares	6.60%	5.40%	4.64%
New Jersey Tax-Free Bond Fund Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	6.78%	5.91%	5.10%
New Jersey Tax-Free Bond Fund Lipper New Jersey Municipal Debt Funds Average	8.15%	5.20%	4.53%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price State Tax-Free Income Trust
Prospectus Date	rr_ProspectusDate	Jul 1, 2013
New Jersey Tax-Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price New Jersey Tax-Free Bond Fund SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and New Jersey state income taxes by investing primarily in investment-grade New Jersey municipal bonds.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 13.3% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.30%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund will invest so that, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) are invested in bonds that pay interest exempt from federal and New Jersey state income taxes, and at least 80% of the fund’s income is expected to be exempt from federal and New Jersey state income taxes. While the fund may buy securities of any maturity, the fund’s weighted average maturity is expected to normally exceed 10 years. Most investments are in investment-grade securities, which are securities rated within one of the four highest credit categories (AAA, AA, A, or BBB, or an equivalent rating) by at least one major credit rating agency or, if unrated, deemed to be of comparable quality by T. Rowe Price. However, the fund may invest up to 10% of its total assets in noninvestment-grade securities, known as “junk” bonds in the taxable bond markets, including those with the lowest credit rating. In addition, up to 20% of the fund’s income could be derived from securities subject to the alternative minimum tax.

Investment decisions for the fund reflect the portfolio manager’s outlook for interest rates and the economy, as well as the prices, yields, and credit quality of various securities. This approach is designed to help the portfolio manager capture appreciation opportunities when rates are falling and reduce the impact of falling bond prices when rates are rising. For example, if interest rates are expected to fall, the fund may purchase longer-term securities in an attempt to seek higher yields and/or capital appreciation. Conversely, if interest rates are expected to rise, the fund may seek securities with shorter maturities. And if our economic outlook is positive or if valuations for lower-quality bonds are attractive, the portfolio manager may favor noninvestment-grade bonds to the extent permitted by the fund.

The fund may invest a significant portion of assets in securities that are not general obligations of the state. These may be issued by local governments or public authorities and are rated according to their particular creditworthiness, which may vary from the state’s general obligation securities. From time to time, the fund may invest a significant portion of its assets in sectors with special risks, such as health care, transportation, utilities, or private activity bonds.

The fund may also invest in obligations of the commonwealth of Puerto Rico and its public corporations (as well as the U.S. territories of Guam and the Virgin Islands) whose interest is exempt from federal and New Jersey state income taxes. These securities may generally be purchased when they offer a comparably attractive combination of risk and return.

Due to seasonal variations in the supply of suitable New Jersey municipal securities, the fund may invest in other municipal securities whose interest is exempt from federal but not New Jersey income taxes. While efforts will be made to minimize such investments, they could comprise up to 10% of the fund’s annual income.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality, or to shift assets into and out of higher-yielding securities.

		The fund is “nondiversified,” meaning it may invest a greater portion of its assets in fewer issuers than is permissible for a “diversified” fund.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Market risk This is the risk that the value of securities owned by the fund may go up or down, sometimes rapidly or unexpectedly, due to factors affecting securities markets generally or particular industries.

Credit risk This is the risk that an issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. Economic downturns often result in reduced levels of taxes collected and revenues earned for municipalities and a municipal government’s pension or health care related obligations to its employees may exceed its available assets or income. This, in turn, lessens the financial strength of a municipality and increases the credit risk of the securities it issues. The fund’s exposure to credit risk is increased to the extent the fund invests in noninvestment-grade bonds (“junk” bonds). Junk bonds should be considered speculative as they carry greater risk of default and erratic price swings due to adverse changes in the credit quality of the issuer.

Interest rate risk This is the risk that a rise in interest rates will cause the price of a fixed rate debt security to fall. Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk.

Municipal securities risk The fund will be highly impacted by events tied to the overall municipal securities markets, which can be very volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers and the economy. Income from municipal securities held by the fund could be declared taxable because of changes in tax laws or interpretations by taxing authorities, or noncompliant conduct of a municipal security issuer. In addition, a portion of the fund’s otherwise tax-exempt dividends may be taxable to those shareholders subject to the alternative minimum tax. Any fund investments in obligations of Puerto Rico or U.S. territories involve additional credit and tax risks.

Certain sectors of the municipal bond market have special risks that can impact such sectors more significantly than the market as a whole. For example, health care can be hurt by rising expenses and dependency on third party reimbursements, transportation can be impacted by declining revenues or unexpectedly high construction costs, utilities are subject to governmental rate regulation, and private activity bonds rely on project revenues and the creditworthiness of the corporate user as opposed to governmental support.

State-specific risk This refers to the risk that developments in New Jersey will adversely affect the securities held by the fund. Because the fund invests primarily in securities issued by New Jersey and its municipalities, it is more vulnerable to unfavorable developments in New Jersey than are funds that invest in municipal securities of many states. Adverse developments in an economic sector may have far-reaching impacts on the overall New Jersey municipal securities market. A bond default or credit rating downgrade, or even negative perceptions of the ability to make timely bond payments, involving only a small number of New Jersey municipal securities issuers could affect the market values and marketability of all New Jersey municipal securities.

As of May 1, 2013, the state of New Jersey’s general obligation debt was rated Aa3 by Moody’s and AA- by both Standard & Poor’s (S&P) and Fitch. Moody’s has assigned a stable outlook, while S&P and Fitch have assigned negative outlooks.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price. The secondary market for certain municipal bonds tends to be less developed and liquid than many other securities markets, which may adversely affect the fund’s ability to sell such municipal bonds at attractive prices.

		Nondiversification risk As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a comparable diversified fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification risk As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a comparable diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

		The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	New Jersey Tax-Free Bond Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	9/30/09	6.88%
Worst Quarter	12/31/10	-4.48%
		The fund’s return for the three months ended 3/31/13 was 0.38%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2012
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.
New Jersey Tax-Free Bond Fund | New Jersey Tax-Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Maximum account fee	rr_MaximumAccountFee	20 [1]
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.51%
1 year	rr_ExpenseExampleYear01	52
3 years	rr_ExpenseExampleYear03	164
5 years	rr_ExpenseExampleYear05	285
10 years	rr_ExpenseExampleYear10	640
2003	rr_AnnualReturn2003	5.10%
2004	rr_AnnualReturn2004	4.17%
2005	rr_AnnualReturn2005	3.25%
2006	rr_AnnualReturn2006	4.78%
2007	rr_AnnualReturn2007	1.82%
2008	rr_AnnualReturn2008	(5.20%)
2009	rr_AnnualReturn2009	14.40%
2010	rr_AnnualReturn2010	1.95%
2011	rr_AnnualReturn2011	9.96%
2012	rr_AnnualReturn2012	8.04%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund’s return for the three months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.38%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.88%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.48%)
1 Year	rr_AverageAnnualReturnYear01	8.04%
5 Years	rr_AverageAnnualReturnYear05	5.60%
10 Years	rr_AverageAnnualReturnYear10	4.71%
New Jersey Tax-Free Bond Fund | Returns after taxes on distributions | New Jersey Tax-Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.04%
5 Years	rr_AverageAnnualReturnYear05	5.60%
10 Years	rr_AverageAnnualReturnYear10	4.71%
New Jersey Tax-Free Bond Fund | Returns after taxes on distributions and sale of fund shares | New Jersey Tax-Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.60%
5 Years	rr_AverageAnnualReturnYear05	5.40%
10 Years	rr_AverageAnnualReturnYear10	4.64%
New Jersey Tax-Free Bond Fund | Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.78%
5 Years	rr_AverageAnnualReturnYear05	5.91%
10 Years	rr_AverageAnnualReturnYear10	5.10%
New Jersey Tax-Free Bond Fund | Lipper New Jersey Municipal Debt Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.15%
5 Years	rr_AverageAnnualReturnYear05	5.20%
10 Years	rr_AverageAnnualReturnYear10	4.53%

[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

New York Tax-Free Bond Fund
SUMMARY New York Tax-Free Bond Fund
Investment Objective
The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal, New York state, and New York City income taxes by investing primarily in investment-grade New York municipal bonds.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		New York Tax-Free Bond Fund
Maximum sales charge (load) imposed on purchases		none
Maximum deferred sales charge (load)		none
Redemption fee		none
Maximum account fee	[1]	20
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	New York Tax-Free Bond Fund
Management fees	0.40%
Distribution and service (12b-1) fees	none
Other expenses	0.09%
Total annual fund operating expenses	0.49%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
New York Tax-Free Bond Fund	50	157	274	616

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 11.1% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund will invest so that, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) are invested in bonds that pay interest exempt from federal, New York state, and New York City income taxes, and at least 80% of the fund’s income is expected to be exempt from federal, New York state, and New York City income taxes. While the fund may buy securities of any maturity, the fund’s weighted average maturity is expected to normally exceed 10 years. Most investments are in investment-grade securities, which are securities rated within one of the four highest credit categories (AAA, AA, A, or BBB, or an equivalent rating) by at least one major credit rating agency or, if unrated, deemed to be of comparable quality by T. Rowe Price. However, the fund may invest up to 10% of its total assets in noninvestment-grade securities, known as “junk” bonds in the taxable bond markets, including those with the lowest credit rating. In addition, up to 20% of the fund’s income could be derived from securities subject to the alternative minimum tax.

Investment decisions for the fund reflect the portfolio manager’s outlook for interest rates and the economy, as well as the prices, yields, and credit quality of various securities. This approach is designed to help the portfolio manager capture appreciation opportunities when rates are falling and reduce the impact of falling bond prices when rates are rising. For example, if interest rates are expected to fall, the fund may purchase longer-term securities in an attempt to seek higher yields and/or capital appreciation. Conversely, if interest rates are expected to rise, the fund may seek securities with shorter maturities. And if our economic outlook is positive or if valuations for lower-quality bonds are attractive, the portfolio manager may favor noninvestment-grade bonds to the extent permitted by the fund.

The fund may invest a significant portion of assets in securities that are not general obligations of the state. These may be issued by local governments or public authorities and are rated according to their particular creditworthiness, which may vary from the state’s general obligation securities. From time to time, the fund may invest a significant portion of its assets in sectors with special risks, such as health care, transportation, utilities, or private activity bonds.

The fund may also invest in obligations of the commonwealth of Puerto Rico and its public corporations (as well as the U.S. territories of Guam and the Virgin Islands) whose interest is exempt from federal, New York state, and New York City income taxes. These securities may generally be purchased when they offer a comparably attractive combination of risk and return.

Due to seasonal variations in the supply of suitable New York municipal securities, the fund may invest in other municipal securities whose interest is exempt from federal but not New York income taxes. While efforts will be made to minimize such investments, they could comprise up to 10% of the fund’s annual income.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality, or to shift assets into and out of higher-yielding securities.

The fund is “nondiversified,” meaning it may invest a greater portion of its assets in fewer issuers than is permissible for a “diversified” fund.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Market risk This is the risk that the value of securities owned by the fund may go up or down, sometimes rapidly or unexpectedly, due to factors affecting securities markets generally or particular industries.

Credit risk This is the risk that an issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. Economic downturns often result in reduced levels of taxes collected and revenues earned for municipalities and a municipal government’s pension or health care related obligations to its employees may exceed its available assets or income. This, in turn, lessens the financial strength of a municipality and increases the credit risk of the securities it issues. The fund’s exposure to credit risk is increased to the extent the fund invests in noninvestment-grade bonds (“junk” bonds). Junk bonds should be considered speculative as they carry greater risk of default and erratic price swings due to adverse changes in the credit quality of the issuer.

Interest rate risk This is the risk that a rise in interest rates will cause the price of a fixed rate debt security to fall. Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk.

Municipal securities risk The fund will be highly impacted by events tied to the overall municipal securities markets, which can be very volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers and the economy. Income from municipal securities held by the fund could be declared taxable because of changes in tax laws or interpretations by taxing authorities, or noncompliant conduct of a municipal security issuer. In addition, a portion of the fund’s otherwise tax-exempt dividends may be taxable to those shareholders subject to the alternative minimum tax. Any fund investments in obligations of Puerto Rico or U.S. territories involve additional credit and tax risks.

Certain sectors of the municipal bond market have special risks that can impact such sectors more significantly than the market as a whole. For example, health care can be hurt by rising expenses and dependency on third party reimbursements, transportation can be impacted by declining revenues or unexpectedly high construction costs, utilities are subject to governmental rate regulation, and private activity bonds rely on project revenues and the creditworthiness of the corporate user as opposed to governmental support.

State-specific risk This refers to the risk that developments in New York will adversely affect the securities held by the fund. Because the fund invests primarily in securities issued by New York and its municipalities, it is more vulnerable to unfavorable developments in New York than are funds that invest in municipal securities of many states. Adverse developments in an economic sector may have far-reaching impacts on the overall New York municipal securities market. A bond default or credit rating downgrade, or even negative perceptions of the ability to make timely bond payments, involving only a small number of New York municipal securities issuers could affect the market values and marketability of all New York municipal securities.

As of May 1, 2013, the state of New York’s general obligation debt was rated Aa2 by Moody’s, AA by Standard & Poor’s (S&P), and AA by Fitch. While Moody’s has assigned a stable outlook for the state, S&P and Fitch have assigned a positive outlook.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price. The secondary market for certain municipal bonds tends to be less developed and liquid than many other securities markets, which may adversely affect the fund’s ability to sell such municipal bonds at attractive prices.

Nondiversification risk As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a comparable diversified fund.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
New York Tax-Free Bond Fund Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	9/30/09	7.04%
Worst Quarter	12/31/10	-4.52%
The fund’s return for the three months ended 3/31/13 was 0.17%.
In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2012
Average Annual Total Returns	1 Year	5 Years	10 Years
New York Tax-Free Bond Fund	8.12%	5.57%	4.73%
New York Tax-Free Bond Fund Returns after taxes on distributions	8.12%	5.57%	4.72%
New York Tax-Free Bond Fund Returns after taxes on distributions and sale of fund shares	6.61%	5.36%	4.64%
New York Tax-Free Bond Fund Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	6.78%	5.91%	5.10%
New York Tax-Free Bond Fund Lipper New York Municipal Debt Funds Average	7.87%	5.10%	4.37%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price State Tax-Free Income Trust
Prospectus Date	rr_ProspectusDate	Jul 1, 2013
New York Tax-Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY New York Tax-Free Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal, New York state, and New York City income taxes by investing primarily in investment-grade New York municipal bonds.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 11.1% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.10%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund will invest so that, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) are invested in bonds that pay interest exempt from federal, New York state, and New York City income taxes, and at least 80% of the fund’s income is expected to be exempt from federal, New York state, and New York City income taxes. While the fund may buy securities of any maturity, the fund’s weighted average maturity is expected to normally exceed 10 years. Most investments are in investment-grade securities, which are securities rated within one of the four highest credit categories (AAA, AA, A, or BBB, or an equivalent rating) by at least one major credit rating agency or, if unrated, deemed to be of comparable quality by T. Rowe Price. However, the fund may invest up to 10% of its total assets in noninvestment-grade securities, known as “junk” bonds in the taxable bond markets, including those with the lowest credit rating. In addition, up to 20% of the fund’s income could be derived from securities subject to the alternative minimum tax.

Investment decisions for the fund reflect the portfolio manager’s outlook for interest rates and the economy, as well as the prices, yields, and credit quality of various securities. This approach is designed to help the portfolio manager capture appreciation opportunities when rates are falling and reduce the impact of falling bond prices when rates are rising. For example, if interest rates are expected to fall, the fund may purchase longer-term securities in an attempt to seek higher yields and/or capital appreciation. Conversely, if interest rates are expected to rise, the fund may seek securities with shorter maturities. And if our economic outlook is positive or if valuations for lower-quality bonds are attractive, the portfolio manager may favor noninvestment-grade bonds to the extent permitted by the fund.

The fund may invest a significant portion of assets in securities that are not general obligations of the state. These may be issued by local governments or public authorities and are rated according to their particular creditworthiness, which may vary from the state’s general obligation securities. From time to time, the fund may invest a significant portion of its assets in sectors with special risks, such as health care, transportation, utilities, or private activity bonds.

The fund may also invest in obligations of the commonwealth of Puerto Rico and its public corporations (as well as the U.S. territories of Guam and the Virgin Islands) whose interest is exempt from federal, New York state, and New York City income taxes. These securities may generally be purchased when they offer a comparably attractive combination of risk and return.

Due to seasonal variations in the supply of suitable New York municipal securities, the fund may invest in other municipal securities whose interest is exempt from federal but not New York income taxes. While efforts will be made to minimize such investments, they could comprise up to 10% of the fund’s annual income.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality, or to shift assets into and out of higher-yielding securities.

		The fund is “nondiversified,” meaning it may invest a greater portion of its assets in fewer issuers than is permissible for a “diversified” fund.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Market risk This is the risk that the value of securities owned by the fund may go up or down, sometimes rapidly or unexpectedly, due to factors affecting securities markets generally or particular industries.

Credit risk This is the risk that an issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. Economic downturns often result in reduced levels of taxes collected and revenues earned for municipalities and a municipal government’s pension or health care related obligations to its employees may exceed its available assets or income. This, in turn, lessens the financial strength of a municipality and increases the credit risk of the securities it issues. The fund’s exposure to credit risk is increased to the extent the fund invests in noninvestment-grade bonds (“junk” bonds). Junk bonds should be considered speculative as they carry greater risk of default and erratic price swings due to adverse changes in the credit quality of the issuer.

Interest rate risk This is the risk that a rise in interest rates will cause the price of a fixed rate debt security to fall. Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk.

Municipal securities risk The fund will be highly impacted by events tied to the overall municipal securities markets, which can be very volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers and the economy. Income from municipal securities held by the fund could be declared taxable because of changes in tax laws or interpretations by taxing authorities, or noncompliant conduct of a municipal security issuer. In addition, a portion of the fund’s otherwise tax-exempt dividends may be taxable to those shareholders subject to the alternative minimum tax. Any fund investments in obligations of Puerto Rico or U.S. territories involve additional credit and tax risks.

Certain sectors of the municipal bond market have special risks that can impact such sectors more significantly than the market as a whole. For example, health care can be hurt by rising expenses and dependency on third party reimbursements, transportation can be impacted by declining revenues or unexpectedly high construction costs, utilities are subject to governmental rate regulation, and private activity bonds rely on project revenues and the creditworthiness of the corporate user as opposed to governmental support.

State-specific risk This refers to the risk that developments in New York will adversely affect the securities held by the fund. Because the fund invests primarily in securities issued by New York and its municipalities, it is more vulnerable to unfavorable developments in New York than are funds that invest in municipal securities of many states. Adverse developments in an economic sector may have far-reaching impacts on the overall New York municipal securities market. A bond default or credit rating downgrade, or even negative perceptions of the ability to make timely bond payments, involving only a small number of New York municipal securities issuers could affect the market values and marketability of all New York municipal securities.

As of May 1, 2013, the state of New York’s general obligation debt was rated Aa2 by Moody’s, AA by Standard & Poor’s (S&P), and AA by Fitch. While Moody’s has assigned a stable outlook for the state, S&P and Fitch have assigned a positive outlook.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price. The secondary market for certain municipal bonds tends to be less developed and liquid than many other securities markets, which may adversely affect the fund’s ability to sell such municipal bonds at attractive prices.

		Nondiversification risk As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a comparable diversified fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification risk As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a comparable diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

		The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	New York Tax-Free Bond Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	9/30/09	7.04%
Worst Quarter	12/31/10	-4.52%
		The fund’s return for the three months ended 3/31/13 was 0.17%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.
New York Tax-Free Bond Fund | New York Tax-Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Maximum account fee	rr_MaximumAccountFee	20 [1]
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.09%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.49%
1 year	rr_ExpenseExampleYear01	50
3 years	rr_ExpenseExampleYear03	157
5 years	rr_ExpenseExampleYear05	274
10 years	rr_ExpenseExampleYear10	616
2003	rr_AnnualReturn2003	4.94%
2004	rr_AnnualReturn2004	3.85%
2005	rr_AnnualReturn2005	3.40%
2006	rr_AnnualReturn2006	4.73%
2007	rr_AnnualReturn2007	2.56%
2008	rr_AnnualReturn2008	(5.54%)
2009	rr_AnnualReturn2009	14.52%
2010	rr_AnnualReturn2010	1.64%
2011	rr_AnnualReturn2011	10.33%
2012	rr_AnnualReturn2012	8.12%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund’s return for the three months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.52%)
1 Year	rr_AverageAnnualReturnYear01	8.12%
5 Years	rr_AverageAnnualReturnYear05	5.57%
10 Years	rr_AverageAnnualReturnYear10	4.73%
New York Tax-Free Bond Fund | Returns after taxes on distributions | New York Tax-Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.12%
5 Years	rr_AverageAnnualReturnYear05	5.57%
10 Years	rr_AverageAnnualReturnYear10	4.72%
New York Tax-Free Bond Fund | Returns after taxes on distributions and sale of fund shares | New York Tax-Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.61%
5 Years	rr_AverageAnnualReturnYear05	5.36%
10 Years	rr_AverageAnnualReturnYear10	4.64%
New York Tax-Free Bond Fund | Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.78%
5 Years	rr_AverageAnnualReturnYear05	5.91%
10 Years	rr_AverageAnnualReturnYear10	5.10%
New York Tax-Free Bond Fund | Lipper New York Municipal Debt Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.87%
5 Years	rr_AverageAnnualReturnYear05	5.10%
10 Years	rr_AverageAnnualReturnYear10	4.37%

[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

New York Tax-Free Money Fund
SUMMARY New York Tax-Free Money Fund
Investment Objective
The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest level of income exempt from federal, New York state, and New York City income taxes.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		New York Tax-Free Money Fund
Maximum sales charge (load) imposed on purchases		none
Maximum deferred sales charge (load)		none
Redemption fee		none
Maximum account fee	[1]	20
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		New York Tax-Free Money Fund
Management fees		0.40%
Distribution and service (12b-1) fees		none
Other expenses		0.28%
Total annual fund operating expenses		0.68%
Fee waiver/expense reimbursement	[1]	(0.13%)
Total annual fund operating expenses after fee waiver/expense reimbursement	[1][2]	0.55%
[1]	T. Rowe Price Associates, Inc. has agreed (through June 30, 2015) to waive its fees and/or bear any expenses (excluding interest, taxes, brokerage, extraordinary expenses, and acquired fund fees) that would cause the fund's ratio of expenses to average daily net assets to exceed 0.55%. Termination of the agreement would require approval by the fund's Board of Trustees. Subject to shareholder approval, fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the fund's expense ratio is below 0.55%. However, no reimbursement will be made more than three years after the waiver or payment, or if it would result in the expense ratio exceeding 0.55% (excluding interest, taxes, brokerage, extraordinary expenses, and acquired fund fees).
[2]	The figure shown under "Total annual fund operating expenses after fee waiver/expense reimbursement" does not match the "Ratio of expenses to average net assets" shown in the Financial Highlights table, as that figure includes the effect of voluntary management fee waivers.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year the fund’s operating expenses remain the same, and the expense limitation currently in place is not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
New York Tax-Free Money Fund	56	191	352	821

Investments, Risks, and Performance Principal Investment Strategies
The fund will invest at least 65% of its total assets in New York municipal securities, and at least 80% of the fund’s income is expected to be exempt from federal, New York state, and New York City income taxes. The fund is a money fund managed in compliance with Rule 2a-7 under the Investment Company Act of 1940. The fund is managed to provide a stable share price of $1.00 by investing in high-quality U.S. dollar-denominated municipal money market securities. The fund’s weighted average maturity will not exceed 60 days, the fund’s weighted average life will not exceed 120 days, and the fund will not purchase any security with a remaining maturity longer than 397 calendar days (unless otherwise permitted by Rule 2a-7). When calculating its weighted average maturity, the fund may shorten its maturity by using the interest rate resets of certain adjustable rate securities. The fund may not take into account these resets when calculating its weighted average life.

The fund buys securities within the two highest short-term rating categories assigned by established credit rating agencies or, if unrated, deemed to be of comparable quality by T. Rowe Price. All securities purchased by the fund present minimal credit risk in the opinion of T. Rowe Price. In selecting securities for the fund, the portfolio manager may examine relationships among yields of various types and maturities of money market securities in the context of interest rate outlooks. The fund’s yield will fluctuate with changes in short-term interest rates.

Up to 20% of the fund’s income could be derived from securities that are subject to the alternative minimum tax.

The fund may invest a significant portion of assets in securities that are not general obligations of the state. These may be issued by local governments or public authorities and are rated according to their particular creditworthiness, which may vary from the state’s general obligation securities. From time to time, the fund may invest a significant portion of its assets in sectors with special risks, such as health care, electric utility, or private activity bonds.

The fund may also invest in obligations of the commonwealth of Puerto Rico and its public corporations (as well as the U.S. territories of Guam and the Virgin Islands) whose interest is exempt from federal, New York state, and New York City income taxes. These securities are generally purchased when they offer a comparably attractive combination of risk and return.

Due to seasonal variations in the supply of suitable New York municipal securities, the fund may invest in other municipal securities whose interest is exempt from federal but not New York income taxes. While efforts will be made to minimize such investments, they could comprise up to 10% of the fund’s annual income.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality or to shift assets into and out of higher-yielding securities.
Principal Risks
As with any mutual fund, there can be no guarantee the fund will achieve its objective. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money funds have experienced significant pressures from shareholder redemptions, issuer credit downgrades, illiquid markets, and historically low yields on the securities they can hold. There have been a very small number of money funds in other fund complexes that have “broken the buck,” which means that those funds’ investors did not receive $1.00 per share for their investment in those funds. You should be aware that the fund’s investment adviser is under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. The potential for realizing a loss of principal in the fund could derive from:

Credit risk This is the risk that an issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. Rule 2a-7 under the Investment Company Act of 1940 requires that money funds invest in securities rated in the two highest short-term credit rating categories. However, the credit quality of the securities held by the fund may change rapidly in certain market environments.

Interest rate risk This is the risk that a decline in interest rates will lower a fund’s yield, or that a rise in the overall level of interest rates will cause a decline in the prices of fixed income securities held by a fund. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. This is a disadvantage when interest rates are falling because the fund would have to reinvest at lower interest rates. During periods of extremely low or negative short-term interest rates, the fund may not be able to maintain a positive yield or yields on par with historical levels. In addition, the adoption of more stringent regulations governing the management of money funds could have a negative effect on the fund’s yield. Finally, the fund’s investment adviser may discontinue its voluntary waiver of the fund’s management fee at any time, which could also negatively affect the fund’s yield.

Municipal securities risk The fund will be highly impacted by events tied to the overall municipal securities markets, which can be very volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers. Income from municipal securities held by the fund could be declared taxable because of changes in tax laws or interpretations by taxing authorities, or noncompliant conduct of a municipal security issuer. In addition, a portion of the fund’s otherwise tax-exempt dividends may be taxable to those shareholders subject to the alternative minimum tax. Any fund investments in obligations of Puerto Rico or U.S. territories involve additional credit and tax risks.

Certain sectors of the municipal bond market have special risks that can impact such sectors more significantly than the market as a whole. For example, health care can be hurt by rising expenses and dependency on third party reimbursements, electric utilities are subject to governmental rate regulation, and private activity bonds rely on project revenues and the creditworthiness of the corporate user as opposed to governmental support.

State-specific risk This refers to the risk that developments in New York will adversely affect the securities held by the fund. Because the fund invests primarily in securities issued by New York and its municipalities, it is more vulnerable to unfavorable developments in New York than are funds that invest in municipal securities of many states. Adverse developments in an economic sector may have far-reaching impacts on the overall New York municipal securities market. A bond default or credit rating downgrade, or even negative perceptions of the ability to make timely bond payments, involving only a small number of New York municipal securities issuers could affect the market values and marketability of all New York municipal securities.

As of May 1, 2013, the state of New York’s general obligation debt was rated Aa2 by Moody’s, AA by Standard & Poor’s (S&P), and AA by Fitch. While Moody’s has assigned a stable outlook for the state, S&P and Fitch have assigned a positive outlook.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, which could cause the fund to liquidate its assets at inopportune times or at a depressed value and affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations. The secondary market for certain municipal bonds tends to be less developed and liquid than many other securities markets, which may adversely affect the fund’s ability to sell such municipal bonds at attractive prices.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next. The fund’s past performance is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
New York Tax-Free Money Fund Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	6/30/07	0.80%
Worst Quarter	12/31/12	0.00%
The fund’s return for the three months ended 3/31/13 was 0.00%.
Average Annual Total Returns Periods ended December 31, 2012
Average Annual Total Returns	1 Year	5 Years	10 Years
New York Tax-Free Money Fund	0.01%	0.38%	1.10%
New York Tax-Free Money Fund Lipper New York Tax-Exempt Money Market Funds Index	0.02%	0.39%	1.09%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price State Tax-Free Income Trust
Prospectus Date	rr_ProspectusDate	Jul 1, 2013
New York Tax-Free Money Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY New York Tax-Free Money Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest level of income exempt from federal, New York state, and New York City income taxes.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2015
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year the fund’s operating expenses remain the same, and the expense limitation currently in place is not renewed. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund will invest at least 65% of its total assets in New York municipal securities, and at least 80% of the fund’s income is expected to be exempt from federal, New York state, and New York City income taxes. The fund is a money fund managed in compliance with Rule 2a-7 under the Investment Company Act of 1940. The fund is managed to provide a stable share price of $1.00 by investing in high-quality U.S. dollar-denominated municipal money market securities. The fund’s weighted average maturity will not exceed 60 days, the fund’s weighted average life will not exceed 120 days, and the fund will not purchase any security with a remaining maturity longer than 397 calendar days (unless otherwise permitted by Rule 2a-7). When calculating its weighted average maturity, the fund may shorten its maturity by using the interest rate resets of certain adjustable rate securities. The fund may not take into account these resets when calculating its weighted average life.

The fund buys securities within the two highest short-term rating categories assigned by established credit rating agencies or, if unrated, deemed to be of comparable quality by T. Rowe Price. All securities purchased by the fund present minimal credit risk in the opinion of T. Rowe Price. In selecting securities for the fund, the portfolio manager may examine relationships among yields of various types and maturities of money market securities in the context of interest rate outlooks. The fund’s yield will fluctuate with changes in short-term interest rates.

Up to 20% of the fund’s income could be derived from securities that are subject to the alternative minimum tax.

The fund may invest a significant portion of assets in securities that are not general obligations of the state. These may be issued by local governments or public authorities and are rated according to their particular creditworthiness, which may vary from the state’s general obligation securities. From time to time, the fund may invest a significant portion of its assets in sectors with special risks, such as health care, electric utility, or private activity bonds.

The fund may also invest in obligations of the commonwealth of Puerto Rico and its public corporations (as well as the U.S. territories of Guam and the Virgin Islands) whose interest is exempt from federal, New York state, and New York City income taxes. These securities are generally purchased when they offer a comparably attractive combination of risk and return.

Due to seasonal variations in the supply of suitable New York municipal securities, the fund may invest in other municipal securities whose interest is exempt from federal but not New York income taxes. While efforts will be made to minimize such investments, they could comprise up to 10% of the fund’s annual income.

		The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality or to shift assets into and out of higher-yielding securities.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there can be no guarantee the fund will achieve its objective. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Money funds have experienced significant pressures from shareholder redemptions, issuer credit downgrades, illiquid markets, and historically low yields on the securities they can hold. There have been a very small number of money funds in other fund complexes that have “broken the buck,” which means that those funds’ investors did not receive $1.00 per share for their investment in those funds. You should be aware that the fund’s investment adviser is under no obligation to provide financial support to the fund or take other measures to ensure that you receive $1.00 per share for your investment in the fund. The potential for realizing a loss of principal in the fund could derive from:

Credit risk This is the risk that an issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. Rule 2a-7 under the Investment Company Act of 1940 requires that money funds invest in securities rated in the two highest short-term credit rating categories. However, the credit quality of the securities held by the fund may change rapidly in certain market environments.

Interest rate risk This is the risk that a decline in interest rates will lower a fund’s yield, or that a rise in the overall level of interest rates will cause a decline in the prices of fixed income securities held by a fund. The fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. This is a disadvantage when interest rates are falling because the fund would have to reinvest at lower interest rates. During periods of extremely low or negative short-term interest rates, the fund may not be able to maintain a positive yield or yields on par with historical levels. In addition, the adoption of more stringent regulations governing the management of money funds could have a negative effect on the fund’s yield. Finally, the fund’s investment adviser may discontinue its voluntary waiver of the fund’s management fee at any time, which could also negatively affect the fund’s yield.

Municipal securities risk The fund will be highly impacted by events tied to the overall municipal securities markets, which can be very volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers. Income from municipal securities held by the fund could be declared taxable because of changes in tax laws or interpretations by taxing authorities, or noncompliant conduct of a municipal security issuer. In addition, a portion of the fund’s otherwise tax-exempt dividends may be taxable to those shareholders subject to the alternative minimum tax. Any fund investments in obligations of Puerto Rico or U.S. territories involve additional credit and tax risks.

Certain sectors of the municipal bond market have special risks that can impact such sectors more significantly than the market as a whole. For example, health care can be hurt by rising expenses and dependency on third party reimbursements, electric utilities are subject to governmental rate regulation, and private activity bonds rely on project revenues and the creditworthiness of the corporate user as opposed to governmental support.

State-specific risk This refers to the risk that developments in New York will adversely affect the securities held by the fund. Because the fund invests primarily in securities issued by New York and its municipalities, it is more vulnerable to unfavorable developments in New York than are funds that invest in municipal securities of many states. Adverse developments in an economic sector may have far-reaching impacts on the overall New York municipal securities market. A bond default or credit rating downgrade, or even negative perceptions of the ability to make timely bond payments, involving only a small number of New York municipal securities issuers could affect the market values and marketability of all New York municipal securities.

As of May 1, 2013, the state of New York’s general obligation debt was rated Aa2 by Moody’s, AA by Standard & Poor’s (S&P), and AA by Fitch. While Moody’s has assigned a stable outlook for the state, S&P and Fitch have assigned a positive outlook.

		Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price. The fund may experience heavy redemptions, particularly during periods of declining or illiquid markets, which could cause the fund to liquidate its assets at inopportune times or at a depressed value and affect the fund’s ability to maintain a $1.00 share price. In addition, the fund may suspend redemptions when permitted by applicable regulations. The secondary market for certain municipal bonds tends to be less developed and liquid than many other securities markets, which may adversely affect the fund’s ability to sell such municipal bonds at attractive prices.
Risk Lose Money [Text]	rr_RiskLoseMoney	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next. The fund’s past performance is not necessarily an indication of future performance.

		The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	New York Tax-Free Money Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	6/30/07	0.80%
Worst Quarter	12/31/12	0.00%
		The fund’s return for the three months ended 3/31/13 was 0.00%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2012
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.
New York Tax-Free Money Fund | New York Tax-Free Money Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Maximum account fee	rr_MaximumAccountFee	20	[1]
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.28%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.68%
Fee waiver/expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	0.55%	[2],[3]
1 year	rr_ExpenseExampleYear01	56
3 years	rr_ExpenseExampleYear03	191
5 years	rr_ExpenseExampleYear05	352
10 years	rr_ExpenseExampleYear10	821
2003	rr_AnnualReturn2003	0.55%
2004	rr_AnnualReturn2004	0.66%
2005	rr_AnnualReturn2005	1.89%
2006	rr_AnnualReturn2006	2.90%
2007	rr_AnnualReturn2007	3.11%
2008	rr_AnnualReturn2008	1.74%
2009	rr_AnnualReturn2009	0.15%
2010	rr_AnnualReturn2010	0.01%
2011	rr_AnnualReturn2011	0.01%
2012	rr_AnnualReturn2012	0.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund’s return for the three months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.38%
10 Years	rr_AverageAnnualReturnYear10	1.10%
New York Tax-Free Money Fund | Lipper New York Tax-Exempt Money Market Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.02%
5 Years	rr_AverageAnnualReturnYear05	0.39%
10 Years	rr_AverageAnnualReturnYear10	1.09%

[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[2]	T. Rowe Price Associates, Inc. has agreed (through June 30, 2015) to waive its fees and/or bear any expenses (excluding interest, taxes, brokerage, extraordinary expenses, and acquired fund fees) that would cause the fund's ratio of expenses to average daily net assets to exceed 0.55%. Termination of the agreement would require approval by the fund's Board of Trustees. Subject to shareholder approval, fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc. by the fund whenever the fund's expense ratio is below 0.55%. However, no reimbursement will be made more than three years after the waiver or payment, or if it would result in the expense ratio exceeding 0.55% (excluding interest, taxes, brokerage, extraordinary expenses, and acquired fund fees).
[3]	The figure shown under "Total annual fund operating expenses after fee waiver/expense reimbursement" does not match the "Ratio of expenses to average net assets" shown in the Financial Highlights table, as that figure includes the effect of voluntary management fee waivers.

Virginia Tax-Free Bond Fund
T. Rowe Price Virginia Tax-Free Bond Fund SUMMARY
Investment Objective
The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Virginia state income taxes by investing primarily in investment-grade Virginia municipal bonds.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees (USD $)		Virginia Tax-Free Bond Fund
Maximum sales charge (load) imposed on purchases		none
Maximum deferred sales charge (load)		none
Redemption fee		none
Maximum account fee	[1]	20
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Virginia Tax-Free Bond Fund
Management fees	0.40%
Distribution and service (12b-1) fees	none
Other expenses	0.07%
Total annual fund operating expenses	0.47%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
Virginia Tax-Free Bond Fund	48	151	263	591

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 11.7% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund will invest so that, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) are invested in bonds that pay interest exempt from federal and Virginia state income taxes, and at least 80% of the fund’s income is expected to be exempt from federal and Virginia state income taxes. While the fund may buy securities of any maturity, the fund’s weighted average maturity is expected to normally exceed 10 years. Most investments are in investment-grade securities, which are securities rated within one of the four highest credit categories (AAA, AA, A, or BBB, or an equivalent rating) by at least one major credit rating agency or, if unrated, deemed to be of comparable quality by T. Rowe Price. However, the fund may invest up to 10% of its total assets in noninvestment-grade securities, known as “junk” bonds in the taxable bond markets, including those with the lowest credit rating. In addition, up to 20% of the fund’s income could be derived from securities subject to the alternative minimum tax.

Investment decisions for the fund reflect the portfolio manager’s outlook for interest rates and the economy, as well as the prices, yields, and credit quality of various securities. This approach is designed to help the portfolio manager capture appreciation opportunities when rates are falling and reduce the impact of falling bond prices when rates are rising. For example, if interest rates are expected to fall, the fund may purchase longer-term securities in an attempt to seek higher yields and/or capital appreciation. Conversely, if interest rates are expected to rise, the fund may seek securities with shorter maturities. And if our economic outlook is positive or if valuations for lower-quality bonds are attractive, the portfolio manager may favor noninvestment-grade bonds to the extent permitted by the fund.

The fund may invest a significant portion of assets in securities that are not general obligations of the state. These may be issued by local governments or public authorities and are rated according to their particular creditworthiness, which may vary from the state’s general obligation securities. From time to time, the fund may invest a significant portion of its assets in sectors with special risks, such as health care, transportation, utilities, or private activity bonds.

The fund may also invest in obligations of the District of Columbia and the commonwealth of Puerto Rico and its public corporations (as well as the U.S. territories of Guam and the Virgin Islands) whose interest is exempt from federal and Virginia state income taxes. These securities may generally be purchased when they offer a comparably attractive combination of risk and return.

Due to seasonal variations in the supply of suitable Virginia municipal securities, the fund may invest in other municipal securities whose interest is exempt from federal but not Virginia income taxes. While efforts will be made to minimize such investments, they could comprise up to 10% of the fund’s annual income.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality, or to shift assets into and out of higher-yielding securities.

The fund is “nondiversified,” meaning it may invest a greater portion of its assets in fewer issuers than is permissible for a “diversified” fund.
Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Market risk This is the risk that the value of securities owned by the fund may go up or down, sometimes rapidly or unexpectedly, due to factors affecting securities markets generally or particular industries.

Credit risk This is the risk that an issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. Economic downturns often result in reduced levels of taxes collected and revenues earned for municipalities and a municipal government’s pension or health care related obligations to its employees may exceed its available assets or income. This, in turn, lessens the financial strength of a municipality and increases the credit risk of the securities it issues. The fund’s exposure to credit risk is increased to the extent the fund invests in noninvestment-grade bonds (“junk” bonds). Junk bonds should be considered speculative as they carry greater risk of default and erratic price swings due to adverse changes in the credit quality of the issuer.

Interest rate risk This is the risk that a rise in interest rates will cause the price of a fixed rate debt security to fall. Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk.

Municipal securities risk The fund will be highly impacted by events tied to the overall municipal securities markets, which can be very volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers and the economy. Income from municipal securities held by the fund could be declared taxable because of changes in tax laws or interpretations by taxing authorities, or noncompliant conduct of a municipal security issuer. In addition, a portion of the fund’s otherwise tax-exempt dividends may be taxable to those shareholders subject to the alternative minimum tax. Any fund investments in obligations of Puerto Rico or U.S. territories involve additional credit and tax risks.

Certain sectors of the municipal bond market have special risks that can impact such sectors more significantly than the market as a whole. For example, health care can be hurt by rising expenses and dependency on third party reimbursements, transportation can be impacted by declining revenues or unexpectedly high construction costs, utilities are subject to governmental rate regulation, and private activity bonds rely on project revenues and the creditworthiness of the corporate user as opposed to governmental support.

State-specific risk This refers to the risk that developments in Virginia will adversely affect the securities held by the fund. Because the fund invests primarily in securities issued by Virginia and its municipalities, it is more vulnerable to unfavorable developments in Virginia than are funds that invest in municipal securities of many states. Adverse developments in an economic sector may have far-reaching impacts on the overall Virginia municipal securities market. A bond default or credit rating downgrade, or even negative perceptions of the ability to make timely bond payments, involving only a small number of Virginia municipal securities issuers could affect the market values and marketability of all Virginia municipal securities.

As of May 1, 2013, the commonwealth of Virginia’s general obligation debt was rated Aaa by Moody’s and AAA by Standard & Poor’s (S&P) and Fitch. While S&P and Fitch maintain a stable outlook, Moody’s has assigned a negative outlook.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price. The secondary market for certain municipal bonds tends to be less developed and liquid than many other securities markets, which may adversely affect the fund’s ability to sell such municipal bonds at attractive prices.

Nondiversification risk As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a comparable diversified fund.
Performance
The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Virginia Tax-Free Bond Fund Calendar Year Returns

	Quarter Ended	Total Return
Best Quarter	9/30/09	6.80%
Worst Quarter	12/31/10	-4.88%
The fund’s return for the three months ended 3/31/13 was 0.36%.
In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Average Annual Total Returns Periods ended December 31, 2012
Average Annual Total Returns	1 Year	5 Years	10 Years
Virginia Tax-Free Bond Fund	7.30%	5.73%	4.77%
Virginia Tax-Free Bond Fund Returns after taxes on distributions	7.30%	5.73%	4.76%
Virginia Tax-Free Bond Fund Returns after taxes on distributions and sale of fund shares	6.02%	5.50%	4.68%
Virginia Tax-Free Bond Fund Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	6.78%	5.91%	5.10%
Virginia Tax-Free Bond Fund Lipper Virginia Municipal Debt Funds Average	7.14%	4.55%	4.14%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price State Tax-Free Income Trust
Prospectus Date	rr_ProspectusDate	Jul 1, 2013
Virginia Tax-Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price Virginia Tax-Free Bond Fund SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Virginia state income taxes by investing primarily in investment-grade Virginia municipal bonds.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 11.7% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	11.70%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund will invest so that, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) are invested in bonds that pay interest exempt from federal and Virginia state income taxes, and at least 80% of the fund’s income is expected to be exempt from federal and Virginia state income taxes. While the fund may buy securities of any maturity, the fund’s weighted average maturity is expected to normally exceed 10 years. Most investments are in investment-grade securities, which are securities rated within one of the four highest credit categories (AAA, AA, A, or BBB, or an equivalent rating) by at least one major credit rating agency or, if unrated, deemed to be of comparable quality by T. Rowe Price. However, the fund may invest up to 10% of its total assets in noninvestment-grade securities, known as “junk” bonds in the taxable bond markets, including those with the lowest credit rating. In addition, up to 20% of the fund’s income could be derived from securities subject to the alternative minimum tax.

Investment decisions for the fund reflect the portfolio manager’s outlook for interest rates and the economy, as well as the prices, yields, and credit quality of various securities. This approach is designed to help the portfolio manager capture appreciation opportunities when rates are falling and reduce the impact of falling bond prices when rates are rising. For example, if interest rates are expected to fall, the fund may purchase longer-term securities in an attempt to seek higher yields and/or capital appreciation. Conversely, if interest rates are expected to rise, the fund may seek securities with shorter maturities. And if our economic outlook is positive or if valuations for lower-quality bonds are attractive, the portfolio manager may favor noninvestment-grade bonds to the extent permitted by the fund.

The fund may invest a significant portion of assets in securities that are not general obligations of the state. These may be issued by local governments or public authorities and are rated according to their particular creditworthiness, which may vary from the state’s general obligation securities. From time to time, the fund may invest a significant portion of its assets in sectors with special risks, such as health care, transportation, utilities, or private activity bonds.

The fund may also invest in obligations of the District of Columbia and the commonwealth of Puerto Rico and its public corporations (as well as the U.S. territories of Guam and the Virgin Islands) whose interest is exempt from federal and Virginia state income taxes. These securities may generally be purchased when they offer a comparably attractive combination of risk and return.

Due to seasonal variations in the supply of suitable Virginia municipal securities, the fund may invest in other municipal securities whose interest is exempt from federal but not Virginia income taxes. While efforts will be made to minimize such investments, they could comprise up to 10% of the fund’s annual income.

The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or credit quality, or to shift assets into and out of higher-yielding securities.

		The fund is “nondiversified,” meaning it may invest a greater portion of its assets in fewer issuers than is permissible for a “diversified” fund.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risk The fund is subject to the risk that the investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Market risk This is the risk that the value of securities owned by the fund may go up or down, sometimes rapidly or unexpectedly, due to factors affecting securities markets generally or particular industries.

Credit risk This is the risk that an issuer of a debt security could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation. Economic downturns often result in reduced levels of taxes collected and revenues earned for municipalities and a municipal government’s pension or health care related obligations to its employees may exceed its available assets or income. This, in turn, lessens the financial strength of a municipality and increases the credit risk of the securities it issues. The fund’s exposure to credit risk is increased to the extent the fund invests in noninvestment-grade bonds (“junk” bonds). Junk bonds should be considered speculative as they carry greater risk of default and erratic price swings due to adverse changes in the credit quality of the issuer.

Interest rate risk This is the risk that a rise in interest rates will cause the price of a fixed rate debt security to fall. Generally, securities with longer maturities and funds with longer weighted average maturities carry greater interest rate risk.

Municipal securities risk The fund will be highly impacted by events tied to the overall municipal securities markets, which can be very volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers and the economy. Income from municipal securities held by the fund could be declared taxable because of changes in tax laws or interpretations by taxing authorities, or noncompliant conduct of a municipal security issuer. In addition, a portion of the fund’s otherwise tax-exempt dividends may be taxable to those shareholders subject to the alternative minimum tax. Any fund investments in obligations of Puerto Rico or U.S. territories involve additional credit and tax risks.

Certain sectors of the municipal bond market have special risks that can impact such sectors more significantly than the market as a whole. For example, health care can be hurt by rising expenses and dependency on third party reimbursements, transportation can be impacted by declining revenues or unexpectedly high construction costs, utilities are subject to governmental rate regulation, and private activity bonds rely on project revenues and the creditworthiness of the corporate user as opposed to governmental support.

State-specific risk This refers to the risk that developments in Virginia will adversely affect the securities held by the fund. Because the fund invests primarily in securities issued by Virginia and its municipalities, it is more vulnerable to unfavorable developments in Virginia than are funds that invest in municipal securities of many states. Adverse developments in an economic sector may have far-reaching impacts on the overall Virginia municipal securities market. A bond default or credit rating downgrade, or even negative perceptions of the ability to make timely bond payments, involving only a small number of Virginia municipal securities issuers could affect the market values and marketability of all Virginia municipal securities.

As of May 1, 2013, the commonwealth of Virginia’s general obligation debt was rated Aaa by Moody’s and AAA by Standard & Poor’s (S&P) and Fitch. While S&P and Fitch maintain a stable outlook, Moody’s has assigned a negative outlook.

Liquidity risk This is the risk that the fund may not be able to sell a holding in a timely manner at a desired price. The secondary market for certain municipal bonds tends to be less developed and liquid than many other securities markets, which may adversely affect the fund’s ability to sell such municipal bonds at attractive prices.

		Nondiversification risk As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a comparable diversified fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification risk As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a comparable diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.

		The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-5132
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Virginia Tax-Free Bond Fund Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	9/30/09	6.80%
Worst Quarter	12/31/10	-4.88%
		The fund’s return for the three months ended 3/31/13 was 0.36%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.
Virginia Tax-Free Bond Fund | Virginia Tax-Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Maximum account fee	rr_MaximumAccountFee	20 [1]
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.07%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.47%
1 year	rr_ExpenseExampleYear01	48
3 years	rr_ExpenseExampleYear03	151
5 years	rr_ExpenseExampleYear05	263
10 years	rr_ExpenseExampleYear10	591
2003	rr_AnnualReturn2003	5.00%
2004	rr_AnnualReturn2004	4.03%
2005	rr_AnnualReturn2005	3.25%
2006	rr_AnnualReturn2006	4.57%
2007	rr_AnnualReturn2007	2.24%
2008	rr_AnnualReturn2008	(3.82%)
2009	rr_AnnualReturn2009	14.39%
2010	rr_AnnualReturn2010	1.14%
2011	rr_AnnualReturn2011	10.68%
2012	rr_AnnualReturn2012	7.30%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund’s return for the three months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.88%)
1 Year	rr_AverageAnnualReturnYear01	7.30%
5 Years	rr_AverageAnnualReturnYear05	5.73%
10 Years	rr_AverageAnnualReturnYear10	4.77%
Virginia Tax-Free Bond Fund | Returns after taxes on distributions | Virginia Tax-Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.30%
5 Years	rr_AverageAnnualReturnYear05	5.73%
10 Years	rr_AverageAnnualReturnYear10	4.76%
Virginia Tax-Free Bond Fund | Returns after taxes on distributions and sale of fund shares | Virginia Tax-Free Bond Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.02%
5 Years	rr_AverageAnnualReturnYear05	5.50%
10 Years	rr_AverageAnnualReturnYear10	4.68%
Virginia Tax-Free Bond Fund | Barclays Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.78%
5 Years	rr_AverageAnnualReturnYear05	5.91%
10 Years	rr_AverageAnnualReturnYear10	5.10%
Virginia Tax-Free Bond Fund | Lipper Virginia Municipal Debt Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.14%
5 Years	rr_AverageAnnualReturnYear05	4.55%
10 Years	rr_AverageAnnualReturnYear10	4.14%

[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price State Tax-Free Income Trust
Prospectus Date	rr_ProspectusDate	Jul 1, 2013
Document Creation Date	dei_DocumentCreationDate	Jun 27, 2013